As filed with the Securities and Exchange Commission on March 27, 2017

Securities Act Registration No.	333-216134

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

Pre-Effective Amendment No. / /

Post-Effective Amendment No. /1/

Ultimus Managers Trust
(Exact Name of Registrant as Specified in Charter)

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Address of Principal Executive Offices) (Zip Code)

(513) 587-3400
(Registrant’s Telephone Number, including Area Code)

Bo James Howell
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
(Name and Address of Agent for Service)

With Copy To:

Thomas W. Steed III, Esq.
Kilpatrick, Townsend & Stockton LLP
4208 Six Forks Road, Suite 1400
Raleigh, North Carolina 27609

Title of securities being registered: Shares of a series of the Registrant – Kempner Multi-Cap Deep Value Equity Fund

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

The Registrant hereby amends this Registration Statement to designate a new effective date for a previously filed Registration Statement. Pursuant to Section 8(a) of the Securities Act of 1933 and the rules thereunder, this Registration Statement shall become immediately effective.

THE ADVISORS’ INNER CIRCLE FUND II
One Freedom Valley Drive
Oaks, Pennsylvania 19456

Important Proxy Materials
PLEASE CAST YOUR VOTE TODAY

March 27, 2017
Dear Shareholder:

The Frost Kempner Multi-Cap Deep Value Equity Fund (the “Existing Fund”), a series of The Advisors’ Inner Circle Fund II, an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) (the “Trust”), proposes to reorganize into a new series (the “New Fund”) of Ultimus Managers Trust (“UMT”), an open-end management company organized as an Ohio business trust (the “Reorganization”). Frost Investment Advisors, LLC (“Frost”), the investment adviser of the Existing Fund, has determined that it will no longer serve as the investment adviser to the Existing Fund; however, Kempner Capital Management, Inc. (“KCM”), the investment sub-adviser of the Existing Fund, has agreed to serve as investment adviser to the New Fund. The New Fund and the Existing Fund have the same investment objective and fundamental investment policies and substantially similar principal investment strategies and risks. Further, it is expected that the New Fund will be managed by Harris L. Kempner, Jr. and M. Shawn Gault, the portfolio managers that have managed the Existing Fund since its inception. Effective February 17, 2017, Mr. Andrew Duncan resigned as a portfolio manager of the Existing Fund. The New Fund will be called Kempner Multi-Cap Deep Value Equity Fund.

On April 25, 2017, at the offices of Ultimus Fund Solutions, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, the Existing Fund will hold a special meeting of shareholders at 10:30 a.m. Eastern Time. The purpose of the special meeting is to consider and approve the Reorganization.

The proposed Reorganization would enable KCM to serve as the sole investment adviser with respect to the assets that you have invested in the Existing Fund, by transferring such assets to the New Fund.

Frost and KCM made a recommendation to the Trust’s Board of Trustees (the “Existing Fund Board”) to approve the Reorganization, which would be effected pursuant to an Agreement and Plan of Reorganization (the “Plan”). Following careful analysis and consideration, the Existing Fund Board approved the Reorganization after concluding that the implementation of the Reorganization is in the best interests of the Existing Fund and its shareholders.

Upon the closing of the Reorganization, all of the assets of the Existing Fund will be transferred to the New Fund in exchange for Investor Class and Institutional Class shares of the New Fund, as applicable, which shares will then be distributed pro rata to the Existing Fund’s shareholders.

The Reorganization is not expected to have any adverse federal or state tax consequences to the New Fund or its shareholders. Please refer to the enclosed Combined Proxy Statement and Prospectus for a detailed explanation of the Reorganization.

The Existing Fund Board has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

Your vote is important regardless of the number of shares you own. To avoid the added cost of follow-up solicitations and possible adjournments, please take a few minutes to read the Combined Proxy Statement and Prospectus and cast your vote. It is important that your vote be received no later than April 24, 2017.

You may cast your vote by signing, dating and mailing the enclosed voting instruction form or proxy card in the postage prepaid return envelope provided. In addition to voting by mail, you may also vote either by telephone or through the Internet as follows:

TO VOTE BY TELEPHONE:	TO VOTE BY INTERNET:
1) Read the Proxy Statement and have the enclosed proxy card at hand	1) Read the Proxy Statement and have the enclosed proxy card at hand
2) Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions	2) Go to the website that appears on the enclosed proxy card and follow the simple instructions

We encourage you to vote by telephone or through the Internet using the control number that appears on the enclosed proxy card. Use of telephone or Internet voting will reduce the time and costs associated with this proxy solicitation. Whichever method you choose, please read the enclosed Proxy Statement carefully before you vote.

We appreciate your participation and prompt response in this matter. If you should have any questions regarding the proposal, please call Computershare, the Fund’s proxy solicitor, toll-free at 1-866-209-6995. To vote your shares, please call the telephone number listed on the proxy card or visit the listed website. Thank you for your continued support.

Respectfully,

/s/ Michael Beattie

Michael Beattie
President, The Advisors’ Inner Circle Fund II

THE ADVISORS’ INNER CIRCLE FUND II
One Freedom Valley Drive
Oaks, Pennsylvania 19456

NOTICE OF MEETING OF SHAREHOLDERS
TO BE HELD ON April 25, 2017

To Shareholders of Frost Kempner Multi-Cap Deep Value Equity Fund:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the “Meeting”) of Frost Kempner Multi-Cap Deep Value Equity Fund (the “Existing Fund”), a series of The Advisors’ Inner Circle Fund II, an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) (the “Trust”), will be held at 10:30 a.m. Eastern Time on April 25, 2017, at the offices of Ultimus Fund Solutions, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, to consider and vote on the following proposal, and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal:
To approve an Agreement and Plan of Reorganization (the “Plan”) between the Existing Fund and Kempner Multi-Cap Deep Value Equity Fund (the “New Fund”), a new series of Ultimus Managers Trust (“UMT”), an open-end management investment company organized as an Ohio business trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Existing Fund by the New Fund in exchange for Investor Class and Institutional Class shares of the New Fund, as applicable; (b) the distribution of such shares to the shareholders of the Existing Fund; and (c) the liquidation and termination of the Existing Fund (the “Reorganization”).

The proposed Reorganization is described in the attached Combined Proxy Statement and Prospectus. The form of Agreement and Plan of Reorganization is attached as Appendix A hereto.

Shareholders of record as of the close of business on February 28, 2017 are entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

The Board of Trustees of the Trust has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

By Order of the Board of Trustees,

/s/ Michael Beattie

Michael Beattie
President, The Advisors’ Inner Circle Fund II

March 27, 2017

Your vote is important. Please fill in, date, sign and return the enclosed proxy card promptly in the enclosed postage-paid envelope whether or not you plan to be present at the meeting. You can also vote by telephone or through the Internet at the toll-free telephone number or website that appear on the proxy card. you may still vote in person if you attend the meeting.

THE ADVISORS’ INNER CIRCLE FUND II
One Freedom Valley Drive
Oaks, Pennsylvania 19456

QUESTIONS AND ANSWERS

Dated: March 27, 2017

The following questions and answers provide an overview of key features of the proposed Reorganization. Please call 1-866-209-6995 with any questions about the Reorganization or the Combined Proxy Statement and Prospectus generally or to obtain a copy of the Existing Fund’s prospectus and statement of additional information.

1.	What is this document and why did we send it to you?

The attached document is a proxy statement for Frost Kempner Multi-Cap Deep Value Equity Fund (the “Existing Fund”), a series of The Advisors’ Inner Circle Fund II, an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) (the “Trust”), and a prospectus for shares of Kempner Multi-Cap Deep Value Equity Fund (the “New Fund”), a newly created series of Ultimus Managers Trust (“UMT”). The purpose of this Combined Proxy Statement and Prospectus is to solicit votes from shareholders of the Existing Fund to approve the proposed reorganization of the Existing Fund into the New Fund (the “Reorganization”) as described in the Agreement and Plan of Reorganization between the Trust, on behalf of the Existing Fund, and UMT, on behalf of the New Fund (the “Plan”).

Frost Investment Advisors, LLC (“Frost”), investment adviser of the Existing Fund, has determined that it will no longer serve as the investment adviser to the Existing Fund; however, Kempner Capital Management, Inc. (“KCM”), the investment sub-adviser of the Existing Fund, has agreed to serve as investment adviser of the New Fund. The New Fund and the Existing Fund have the same investment objective and fundamental investment policies and substantially similar principal investment strategies and risks. Further, it is expected that the New Fund will be managed by Harris L. Kempner, Jr. and M. Shawn Gault, the portfolio managers that have managed the Existing Fund since its inception. Effective February 17, 2017, Mr. Andrew Duncan resigned as a portfolio manager of the Existing Fund. Mr. Duncan was a co-portfolio manager of the Existing Fund from 2012 until his resignation. Please refer to the enclosed Proxy Statement/Prospectus for a description of the qualifications and business experience of the portfolio management team.

Shareholder approval is needed to proceed with the Reorganization of the Existing Fund, and a special meeting of shareholders of the Existing Fund will be held on April 25, 2017 to consider whether to approve the Reorganization.

2.	What is the purpose of the Reorganization?

The proposed Reorganization would enable KCM to serve as the sole investment adviser with respect to the assets that you have invested in the Existing Fund, by transferring such assets to the New Fund.

3.	How will the Reorganization affect me as a shareholder?

If you are a shareholder of the Existing Fund, you will become a shareholder of the New Fund as a result of the Reorganization. The shares of the New Fund that you receive immediately following the Reorganization will have a total net asset value (“NAV”) equal to the total NAV of the shares you held in the Existing Fund as of the closing date of the Reorganization. The Existing Fund’s Reorganization is expected to be tax-free to the Existing Fund and its shareholders.

The New Fund has engaged the Existing Fund’s sub-adviser, KCM, to manage the New Fund, and it is expected that the New Fund will be managed by Harris L. Kempner, Jr. and M. Shawn Gault, portfolio managers that have managed the Existing Fund since its inception in 2008. The New Fund’s investment objective is the same as the Existing Fund and the New Fund’s principal investment strategies are substantially similar to the Existing Fund. The New Fund’s Board of Trustees (the “New Fund Board”), officers, legal counsel, independent public accountants, and chief compliance officer will be different from those of the Existing Fund. For information on the New Fund Board and officers please see the New Fund’s Statement of Additional Information (“SAI”) filed with the U.S. Securities and Exchange Commission (the “SEC”) on March 27, 2017.

The New Fund’s service providers are listed below. The custodian for the New Fund will be the same as the custodian for the Existing Fund.

Service Providers	Existing Fund	New Fund
Legal Counsel	Morgan, Lewis & Bockius LLP	Kilpatrick Townsend & Stockton LLP
Independent Public Accountants	Ernst & Young LLP	BBD, LLC
Fund Administrator and Fund Accountant	SEI Investments Global Funds Services	Ultimus Fund Solutions, LLC
Transfer Agent	DST Systems, Inc.	Ultimus Fund Solutions, LLC
Principal Underwriter/Distributor	SEI Investments Distribution Co.	Ultimus Fund Distributors, LLC

In addition, the New Fund will operate under the supervision of a board of trustees that is different from the board of trustees of the Existing Fund.

4.	How will the Reorganization affect the fees and expenses I pay as a shareholder of the New Fund?

While the New Fund will have the same investment management fee as the Existing Fund, the total expense ratio of the New Fund is expected to be higher than the total expense ratio of the Existing Fund.

KCM has agreed to enter into a contractual expense limitation agreement with the New Fund through November 30, 2018, that has similar terms as the Existing Fund’s current expense limitation agreement, including the same expense limits as the Existing Fund.

Existing Fund Expense Limitation Agreement. Frost has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.30% and 1.05% of the Existing Fund’s Investor Class Shares’ and Institutional Class Shares’ average daily net assets, respectively, until November 30, 2017 (the “Existing Fund Contractual Expense Limitation”). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Existing Fund Contractual Expense Limitation, Frost may receive from the Existing Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Existing Fund Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Board of Trustees of the Existing Fund (the “Existing Fund Board”), for any reason at any time; or (ii) by Frost, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2017.

New Fund Expense Limitation Agreement. KCM has contractually agreed, until November 30, 2018, to reduce Management Fees and reimburse the New Fund’s other expenses to the extent necessary to limit Total Annual Fund Operating Expenses, (exclusive of brokerage costs, taxes, interest, costs to organize the New Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount not to exceed 1.30% and 1.05% of the average daily net assets for the Investor Class and Institutional Class shares, respectively. Management fee reductions and expenses reimbursement by KCM are subject to repayment by the New Fund for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the New Fund’s Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to November 30, 2018, this agreement may not be modified or terminated without the approval of the Board of Trustees of UMT (the “New Fund Board”). The agreement will automatically terminate if the New Fund’s investment advisory agreement with KCM is terminated.

The fees and expenses of the Existing Fund and the New Fund are described further in the “Comparison Fee Tables and Examples” section of this Proxy Statement/Prospectus.

5.	How will the Reorganization work?

Pursuant to the Plan, the Existing Fund will transfer all of its assets to the New Fund in exchange for corresponding Investor Class and Institutional Class shares of the New Fund and the New Fund’s assumption of the Existing Fund’s liabilities. The Existing Fund will then distribute the Investor Class and Institutional Class shares it receives from the New Fund to shareholders in proportion to their holdings of such shares in the Existing Fund, in liquidation of the Existing Fund. At the time of the Reorganization, holders of the Existing Fund’s shares will receive shares of the New Fund with the same aggregate NAV as their Existing Fund shares held immediately prior to the Reorganization.

If the Plan is carried out as proposed, the transaction is not expected to have any adverse federal or state tax consequences to the Existing Fund or its shareholders. Please refer to the enclosed Combined Proxy Statement and Prospectus for a detailed explanation of the Reorganization.

6.	What will happen if the Reorganization is not approved?

If the shareholders of the Existing Fund do not approve the Reorganization, then the Existing Fund will continue to operate as a series of the Trust and the Existing Fund Board may take any further action it deems to be in the best interests of the Existing Fund and its shareholders, including implementing a taxable liquidation of the Existing Fund.

7.	Why do I need to vote?

Your vote is important and is needed to ensure that the Reorganization proposal can be acted upon. Even if you are a small investor, your vote makes a difference. If too few shareholders vote, the Existing Fund may not receive enough votes to go forward with the special meeting. Your immediate response will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate and vote as soon as possible to avoid any delay in the proposed Reorganization. If necessary, we may ask Existing Fund shareholders to vote on a proposal to adjourn the special meeting to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the Reorganization.

8.	How do the Trustees recommend that I vote?

After careful consideration, the Existing Fund Board approved the Reorganization and recommends that you vote “FOR” the Reorganization.
9.	Who is paying for expenses related to the Reorganization?

Frost has agreed to pay all of the expenses related to the Reorganization. Neither the Existing Fund nor the New Fund will bear any costs relating to the Reorganization. The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the New Fund’s Registration Statement and printing and distribution of the Combined Proxy Statement and Prospectus, legal fees, accounting fees, proxy solicitation expenses and other expenses of holding the special meeting. Frost expects the expenses of the Reorganization to be approximately $153,000.

10.	How do I vote?

You can vote in one of the following four ways:

1.	Complete, sign, date and promptly return the enclosed proxy card in the enclosed postage prepaid envelope;
2.	Call the toll-free number that appears on the enclosed proxy card and follow the simple instructions;
3.	Go to the website that appears on the enclosed proxy card and follow the simple instructions; or
4.	Attend the shareholder meeting in person.

Whether or not you plan to attend the special meeting, your prompt voting by proxy will help ensure a quorum at the special meeting. Voting by proxy will not prevent you from voting your shares in person at the special meeting. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

11.	What if I have questions?

If you have any questions regarding the proposed Reorganization or how to vote your shares, please call the Existing Fund’s proxy solicitor, Computershare, toll-free at 1-866-209-6995.

COMBINED PROXY STATEMENT AND PROSPECTUS
March 27, 2017

FOR THE REORGANIZATION OF

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND,
a series of
THE ADVISORS’ INNER CIRCLE FUND II

One Freedom Valley Drive
Oaks, Pennsylvania 19456
1-800-932-7781

INTO

KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND,
a series of
ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
1-800-665-9778

This Combined Proxy Statement and Prospectus is being sent to you in connection with the solicitation of proxies by The Advisors’ Inner Circle Fund II, an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) (the “Trust”), on behalf of Frost Kempner Multi-Cap Deep Value Equity Fund (the “Existing Fund”), in connection with a special meeting of shareholders of the Existing Fund (the “Meeting”) to be held at 10:30 a.m. Eastern Time on April 25, 2017, at the offices of Ultimus Fund Solutions, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. At the Meeting, shareholders of the Existing Fund will be asked to consider the following proposal, and any other matters that may properly come before the Meeting or any adjournment or postponement thereof:

Proposal:
To approve an Agreement and Plan of Reorganization (the “Plan”) between the Existing Fund and Kempner Multi-Cap Deep Value Equity Fund (the “New Fund”), a new series of Ultimus Managers Trust (“UMT”), an open-end management investment company organized as an Ohio business trust, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Existing Fund by the New Fund in exchange for Investor Class and Institutional Class shares of the New Fund, as applicable; (b) the distribution of such shares to the shareholders of the Existing Fund; and (c) the liquidation and termination of the Existing Fund (the “Reorganization”).

A copy of the Plan is attached hereto as Appendix A. Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person.

The following documents have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference into this Combined Proxy Statement and Prospectus, which means that they are legally considered to be a part of this Combined Proxy Statement and Prospectus:

•
the Prospectus and Statement of Additional Information (“SAI”) of the Existing Fund, dated November 28, 2016, are incorporated by reference to Post-Effective Amendment No. 213 to the Existing Fund’s Registration Statement on Form N-1A (File Nos. 033-50718 and 811-07102), filed with the SEC on November 28, 2016 (the “Existing Fund’s Prospectus and SAI”); and

•
the report of the Independent Registered Public Accounting Firm for and audited financial statements of the Existing Fund is incorporated by reference to the Annual Report to Shareholders of the Existing Fund for its fiscal year ended July 31, 2016, filed on Form N-CSR (File No. 811-07102) with the SEC on October 6, 2016 (the “Existing Fund’s Annual Report”).

Copies of the Existing Fund’s documents are available upon request and without charge by writing to Frost Kempner Multi-Cap Deep Value Equity Fund at P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Frost Funds, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105), or by calling 1-877-71-FROST. Free copies of these Existing Fund documents are also available on Frost’s website at www.frostbank.com. Because the New Fund has not yet commenced operations as of the date of this Combined Proxy Statement and Prospectus, no Annual or Semi-Annual Report to Shareholders is available. Once available, copies of this document will be provided upon request and without charge by writing to Kempner Multi-Cap Deep Value Equity Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling 1-800-665-9778.

The Existing Fund’s Prospectus and Annual Report to Shareholders have been previously mailed to shareholders of the Existing Fund. The principal offices of the Trust and UMT are identified above. This Combined Proxy Statement and Prospectus will be first sent to shareholders on or about March 31, 2017.

This Combined Proxy Statement and Prospectus includes information about the New Fund that you should know before considering the Plan and resulting Reorganization, and it should be retained for future reference. Additional information contained in the SAI of the New Fund relating to this Combined Proxy Statement and Prospectus, as required by the SEC, is on file with the SEC. The New Fund’s SAI is available without charge, upon request by calling the toll-free number set forth above for the New Fund or by writing to the New Fund at the address set forth above. The New Fund’s SAI, dated March 27, 2017 (File No. 811-22680), filed with the SEC on March 27, 2017, is incorporated by reference into this Combined Proxy Statement and Prospectus.

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this Combined Proxy Statement and Prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

I.	SYNOPSIS	12
II.	PRINCIPAL RISK FACTORS	17
III.	COMPARISON FEE TABLES AND EXAMPLES	20
IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION	22
V.	INFORMATION ABOUT THE EXISTING FUND AND THE NEW FUND	28
VI.	VOTING INFORMATION	43
VII.	LEGAL MATTERS	47
VIII.	EXPERTS	47
IX.	INFORMATION FILED WITH THE SECURITIES AND EXCHANGE COMMISSION	47
APPENDIX A		50
APPENDIX B		75
APPENDIX C		77

I.	SYNOPSIS

A.	Overview

The following synopsis is a summary of certain information contained elsewhere in this Combined Proxy Statement and Prospectus, including the documents incorporated by reference, as well as in the Agreement and Plan of Reorganization (the “Plan”, and the transaction contemplated in the Plan, collectively the “Reorganization”). This synopsis is qualified by reference to the more complete information contained herein as well as in the Prospectus and SAI of Frost Kempner Deep Value Equity Fund (the “Existing Fund”), a series of The Advisors’ Inner Circle Fund II (the “Trust”), as supplemented to date, which includes information about the Existing Fund, and in the Plan attached hereto as Appendix A. Shareholders should read this entire Combined Proxy Statement and Prospectus carefully.

B.	Reasons for the Reorganization and Board Deliberations

The Board of Trustees of the Existing Fund (the “Existing Fund Board”) considered the Reorganization at a meeting held on November 16, 2016, and the Existing Fund Board, including a majority of the Trustees who are not “interested persons” of the Trust (“Independent Trustees”) as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), approved the Reorganization. In approving the Reorganization, the Existing Fund Board determined that: (i) participation in the Reorganization is in the best interest of the Existing Fund and its shareholders; and (ii) the interests of the Existing Fund’s shareholders would not be diluted as a result of the Reorganization.

In making these determinations, the Existing Fund Board reviewed and considered information provided to them to assist them in evaluating the Reorganization, such as information relating to: the terms of the Plan; the investment objective, strategies, risks and policies of Kempner Multi-Cap Deep Value Equity Fund (the “New Fund”), a new series of Ultimus Managers Trust (“UMT”); the New Fund’s fee structure, as compared to the Existing Fund’s fee structure; the New Fund’s investment adviser, Kempner Capital Management, Inc. (“KCM”), and other service providers; the fact that KCM has been the sub-adviser to the Existing Fund since its inception in 2008; the U.S. federal income tax consequences of the Reorganization; the costs anticipated to be incurred in connection with the Reorganization and the fact that Frost Investment Advisors, LLC (“Frost”), the Existing Fund’s investment adviser, would pay such costs; and the recommendations of Frost and KCM, among other relevant information. Frost and KCM’s recommendation was based on their view that the Existing Fund and the New Fund would be, from a shareholder perspective, the same investment decision with similar expenses and there would be continuity in the management of the strategy.  In addition, the Independent Trustees were advised by independent legal counsel in their considerations of the Plan and the Reorganization.

The Trustees did not find it practicable to, and did not, assign relative weights to the specific factors considered in reaching their conclusions and determinations to approve the Reorganization. Rather, the approval determinations were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken in their entirety. Although not meant to be all-inclusive, the following were some of the factors considered by the Existing Fund Board in making its determination:

•	the New Fund and the Existing Fund have the same investment objective and fundamental investment policies and substantially similar principal investment strategies and principal risks;

•
the Reorganization would provide Existing Fund shareholders, a majority of whom have familial or other personal relationships with KCM, with continued access to KCM’s investment strategies, which, according to KCM’s representations to the Existing Fund Board, the shareholders desire;

•
KCM, the investment sub-adviser to the Existing Fund, would serve as the investment adviser to the New Fund, and it is expected that the New Fund will be managed by Harris L. Kempner, Jr. and M. Shawn Gault, portfolio managers that have managed the Existing Fund since its inception, providing continuity of management;

•
the current management fee rate for the New Fund is the same as the management fee rate of the Existing Fund, the total expenses of the New Fund are expected to be similar to the total expenses of the Existing Fund, and the difference in the total expenses is primarily due to higher costs associated with UMT and the New Fund’s administrator;

•
KCM has agreed to enter into a contractual expense limitation agreement with the New Fund through November 30, 2018 that has similar terms as the Existing Fund’s current expense limitation agreement, which generally caps Investor Class Share expenses at 1.30% of the Investor Class Shares’ average daily net assets, and generally caps Institutional Class Share expenses at 1.05% of the Institutional Class Shares’ average daily net assets;

•
the future prospects of the Existing Fund if the Reorganization is not effected in light of Frost’s determination that it will no longer serve as the investment adviser to the Existing Fund; , and that the only other alternative proposed by Frost was a taxable liquidation of the Existing Fund;

•
liquidation of the Existing Fund would create a tax recognition event for Existing Fund shareholders, some of whom established a tax basis for their investments in the Existing Fund prior to its 2008 tax-free conversion from a common trust fund;

•
the range and quality of services that the shareholders of the Existing Fund would receive as shareholders of the New Fund would generally be comparable to the range and quality of services that such shareholders currently receive;

•	the reasonableness of the terms and conditions in the Plan;

•	the Reorganization is intended to be tax-free for U.S. federal income tax purposes for the Existing Fund and its shareholders;

•	the Reorganization is intended to allow the New Fund to assume any capital loss carryforwards of the Existing Fund; and

•	Frost, not the Existing Fund or the New Fund, would pay all costs associated with the Reorganization.

After evaluating all of the information and factors above, as well as other information and factors deemed relevant by the Existing Fund Board, the Existing Fund Board concluded that the terms of the Plan were reasonable, and that the Reorganization was in the best interests of the Existing Fund and its shareholders. Therefore, the Existing Fund Board determined to approve the Reorganization and directed that the Plan be submitted to shareholders of the Existing Fund for approval.

The Existing Fund Board has approved the Reorganization and recommends that you vote “FOR” the Reorganization.

If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about April 28, 2017, or such other date as is agreed to by the parties, provided that the New Fund has obtained prior to that time an opinion of Kilpatrick Townsend & Stockton LLP (“Kilpatrick Townsend”), legal counsel to the New Fund, concerning the tax consequences of the Reorganization as set forth in the Plan. The Plan may be terminated, and the Reorganization abandoned: (i) by either the Existing Fund or the New Fund, if the other party, or KCM or Frost materially breaches certain provisions of the Plan; (ii) by either the Existing Fund or the New Fund, if certain conditions are not met of the Plan; (iii) by either the Existing Fund or the New Fund, if a government order prohibits the closing of the Reorganization; or (iv) by the mutual consent of the Existing Fund and the New Fund. Further, if the Reorganization has not been substantially completed by the first anniversary of the Plan, the Plan shall automatically terminate unless a later date is agreed to in writing by both the Existing Fund and the New Fund.

Frost has agreed to pay all of the expenses related to the Reorganization. Neither the Existing Fund nor the New Fund will bear any costs relating to the Reorganization. The expenses of the Reorganization are expected to be approximately $153,000. The costs of the Reorganization include, but are not limited to, costs associated with the preparation, filing, printing, and mailing of this Combined Proxy Statement/Registration Statement; legal, accounting, and other professional fees; proxy solicitation expenses; and other expenses of holding the special meeting and expenses incurred in connection with the dissolution and liquidation of the Existing Fund following the Reorganization. In addition to solicitations by mail, certain officers and agents of the Existing Fund, Frost, and KCM also may solicit proxies, without special compensation, by telephone. If shareholders holding a sufficient number of shares of the Existing Fund do not approve the Reorganization, then it is expected that the Existing Fund Board may take any further action as it deems to be in the best interests of the Existing Fund and its shareholders, including implementing a taxable liquidation of the Existing Fund.

C.	The Proposed Plan and Resulting Reorganization

If the Existing Fund’s shareholders approve the Plan and Reorganization, and certain closing conditions are met, the Reorganization is expected to take place as follows:

•	the Existing Fund will transfer all its assets and liabilities to the New Fund;

•
the New Fund will issue Investor Class and Institutional Class shares, as applicable, to the Existing Fund, which will distribute those Investor Class and Institutional Class shares pro rata to its shareholders as applicable;

•
Investor Class shareholders of the Existing Fund will become Investor Class shareholders of the New Fund and Institutional Class shareholders of the Existing Fund will become Institutional Class shareholders of the New Fund;

•
shares of the New Fund received by shareholders of the Existing Fund at the time of the Reorganization will have the same aggregate net asset value (“NAV”) as the shares of the Existing Fund held immediately prior to the Reorganization; and

•	the Existing Fund will be liquidated.

D.	Comparison of the Existing Fund and the New Fund

1.	Investment Objectives

The Existing Fund and the New Fund share the same investment objective, which seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five-year period. The Board of Trustees of the New Fund (the “New Fund Board”) has reserved the right to change the investment objective of the New Fund upon at least 60 days’ prior written notice to the New Fund’s shareholders.

2.	Principal Investment Strategies

The Existing Fund and the New Fund have substantially similar principal investment strategies. Below is a description of the principal investment strategies of both Funds.

Existing Fund

Under normal market conditions, the Existing Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. This investment policy may be changed by the Fund upon 60 days’ prior written notice to shareholders. The Existing Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as preferred stock, convertible securities, warrants, REITs, or other similar publicly traded securities. The Existing Fund may also purchase ADRs.
In selecting securities for the Existing Fund, KCM utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The securities purchased are frequently out of favor with or have been ignored by the investment community market and thus provide the opportunity to purchase at prices significantly below their true value. Next, KCM analyzes securities on an individual, bottom-up basis, to determine which securities can deliver capital appreciation and steady dividend earnings over the long-term. The Existing Fund may invest in companies of all capitalizations.

KCM selects securities for the Existing Fund’s portfolio based on individual stocks rather than on industries or industry groups. KCM screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. KCM considers it unrealistic for it to be able to purchase a stock at its bottom, and as a result, KCM purchases securities for the Existing Fund’s portfolio gradually, averaging down. KCM also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, KCM seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

When KCM believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Existing Fund’s investments in cash or money market instruments to protect the Existing Fund’s assets and maintain liquidity. When the Existing Fund’s investments in cash or money market instruments increase, it may not participate in market advances or declines to the same extent that it would if the Existing Fund remained more fully invested in equity securities.

New Fund

Under normal market conditions, the Fund seeks to achieve its investment objective by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. The Fund invests primarily in common stocks, but may also invest in other types of equity securities, such as real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), or other similar publicly traded securities.

To achieve the Fund’s investment objective, the Fund’s investment adviser, Kempner Capital Management, Inc. (the “Adviser”) utilizes a deep value style of investing in which it chooses securities that it believes are currently undervalued in the market but have earnings potential or other factors that make them attractive. The Adviser screens for securities that are trading at 20% or less above the security’s 52-week lowest price; further, each security pays or has declared dividends or other income at the time of purchase. The securities purchased are frequently deemed out of favor or underappreciated by the market, including institutional and individual investors, as determined by the Adviser, and thus provide the opportunity to purchase at prices significantly below their true value as determined by the Adviser. Next, the Adviser analyzes securities on an individual, bottom-up basis, to determine which securities it believes can deliver capital appreciation and steady dividend earnings over the long-term. The Fund may invest in companies of all capitalizations.

The Adviser selects securities for the Fund’s portfolio based on individual stocks rather than on industries or industry groups. The Adviser screens a universe of approximately 7,500 stocks to find companies which meet most of its criteria for price-earnings ratio (15X), projected 12-month earnings, price/cash flow multiple, price/book multiple and price less than or equal to 20% above the 52-week low. A dividend yield is required. The Adviser considers it unrealistic for it to be able to purchase a stock at its bottom; therefore, the Adviser establishes portfolio positions in a security by gradually purchasing the security at progressively lower prices, which results in a lower average price for the total position. The Adviser also considers it unrealistic for it to be able to sell a stock at its highest price level, and as a result, the Adviser seeks to lock in reasonable returns when they are offered and generally sells gradually as an issue rises.

When the Adviser believes that market conditions are unfavorable for profitable investing, or is otherwise unable to locate attractive investment opportunities, it may increase the Fund’s investments in cash or money market instruments to protect the Fund’s assets and maintain liquidity. When the Fund’s investments in cash or money market instruments increase, it may not participate in market advances or declines to the same extent that it would if the Fund remained more fully invested in equity securities.

3.	Investment Advisory Services

KCM, located at 2201 Market Street, 12th Floor, Frost Bank Building, Galveston, Texas 77550-1503, is the sub-adviser to the Existing Fund and will be the investment adviser to the New Fund. KCM is a Texas corporation established in 1982 that provides investment advisory services to individuals, trusts, pension and profit sharing plans, and other institutional investors. KCM served as sub-adviser for the Existing Fund since its inception on April 25, 2008. If the Reorganization is approved, Frost, the Existing Fund’s investment adviser, will cease being the investment adviser to the Existing Fund; KCM will be the investment adviser of the New Fund under an investment advisory agreement with the New Fund. It is expected that the New Fund will be managed by Harris L. Kempner, Jr. and M. Shawn Gault, the portfolio managers that have managed the Existing Fund since its inception. Effective February 17, 2017, Mr. Andrew Duncan resigned as a portfolio manager of the Existing Fund. Mr. Duncan was a co-portfolio manager of the Existing Fund from 2012 until his resignation.

4.	Distribution Services

The Existing Fund’s principal underwriter is SEI Investments Distribution Co. (“SIDCO”), located at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Ultimus Fund Distributors, LLC (the “Distributor”), located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, will be the New Fund’s distributor and will serve as the principal underwriter, the exclusive agent for the distribution of the New Fund’s shares. The Distributor may sell the New Fund’s shares to or through qualified securities dealers or other approved entities. There is no expected change in services to the Fund between SIDCO and the Distributor.

5.	Purchase and Redemption Procedures

The Existing Fund and the New Fund have substantially similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both the Existing Fund and the New Fund are made at the NAV per share next determined after receipt of a purchase or redemption order by the transfer agent.

For Investor Class shares of the Existing Fund, the investment minimum is $2,500 for regular accounts and $1,500 for individual retirement accounts (“IRAs”); the investment minimum for Institutional Class shares is $1,000,000.

The minimum initial investment for all accounts in the New Fund is $500 for Investor Class shares and $500,000 for Institutional Class shares. The minimum investment requirement may be waived or reduced for any reason at the discretion of the Existing Fund, the New Fund or their respective investment advisers, as applicable. The minimum additional investment requirement for the Existing Fund is $500 for Investor Class shares only; there is no minimum additional investment requirement for the Existing Fund’s Institutional Class shares. For the New Fund, the minimum additional investment requirement is $100 (for both classes). The Existing Fund and the New Fund each offer an automatic investment plan, whereby an existing shareholder may authorize the Existing Fund or the New Fund, as applicable, to withdraw from his, her or its personal bank account each month an amount that such shareholder wishes to invest.

E.	Federal Tax Consequences of the Proposed Reorganization

The Existing Fund will have received on the closing date an opinion of Kilpatrick Townsend, legal counsel to the New Fund for purposes of the Reorganization, to the effect that Kilpatrick Townsend believes that the proposed Reorganization, if carried out as proposed, will constitute a tax-free reorganization within the meaning of Section 368(a)(F) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, it is anticipated that: (i) no gain or loss will be recognized by the Existing Fund upon the transfer of assets solely in exchange for shares of the New Fund and its assumption of liabilities, if any, or by shareholders of the Existing Fund upon their receipt of shares of the New Fund; (ii) the tax basis for the shares of the New Fund received by shareholders will be the same as their tax basis for the shares of the Existing Fund to be constructively surrendered in exchange therefore; and (iii) the holding period of the shares of the New Fund to be received in connection with the Reorganization will include the period during which the shares of the Existing Fund to be constructively surrendered in exchange therefore were held, provided the latter shares were held as capital assets by the shareholders on the date of the exchange.

II.	PRINCIPAL RISK FACTORS

A discussion regarding principal risks of investing in the Existing Fund and the New Fund is set forth below. Because the New Fund will be managed by the investment sub-adviser to the Existing Fund using the same investment objective and substantially similar principal investment strategies as the Existing Fund, and because, if the Reorganization of the Existing Fund is completed, the New Fund will obtain the portfolio of the Existing Fund, it is anticipated that the Existing Fund’s and the New Fund’s principal risks will be substantially similar.

As with any mutual fund investment, there is a risk that you could lose money by investing in either Fund. The success of the Fund’s investment strategy depends largely upon KCM’s skill in selecting securities for purchase and sale by the Fund and there is no assurance that the Fund will achieve its investment objective. Because of the investment techniques KCM uses, the Fund is designed for investors who are investing for the long term (three to five years). Neither Fund is intended to be a complete investment program.

Existing Fund	New Fund
Equity Risk. Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Identical
Foreign Securities Risk (referenced by the Existing Fund as “Foreign Company Risk”). Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Foreign Securities Risk (referenced by the Existing Fund as “Foreign Company Risk”). Investing in foreign companies, whether through investments made in foreign markets or made through the purchase of ADRs, which are commonly traded on U.S. exchanges and represent an ownership in a foreign security, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. In addition, investments in foreign companies are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While ADRs provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs continue to be subject to many of the risks associated with investing directly in foreign securities.

Investment Style Risk. The Fund pursues a “value style” of investing. Value investing focuses on companies with stocks that appear undervalued in light of factors such as the company’s earnings, book value, revenues, or cash flow. If the adviser’s assessment of market conditions or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods.

Identical
Management Risk. The risk that the investment techniques and risk analyses applied by the adviser will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the adviser and the individual portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.

Identical
REIT Risk. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as: declines in property values; increases in property taxes or operating expenses; rising interest rates; competition overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses, such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses.

Identical
Small- and Mid-Capitalization Company Risk. The small- and mid-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these small and mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small- and mid-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.
Identical

III.	COMPARISON FEE TABLES AND EXAMPLES

A.	Fee Tables

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Existing Fund and the New Fund. The expenses for the Existing Fund are based on expenses incurred by the Existing Fund during its most recently completed fiscal year ended July 31, 2016, as restated to reflect current fees. Only pro forma information has been presented for the New Fund because it will not commence operations until the Reorganization is completed.

FEES AND EXPENSES
	Existing Fund	Pro Forma: New Fund	Existing Fund	Pro Forma: New Fund
	Investor Class	Investor Class	Institutional Class	Institutional Class
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load)	None	None	None	None
Redemption Fee (as a percentage of the amount redeemed within 60 calendar days of purchase)	None	None	None	None
Exchange Fee	None	None	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.59%	0.59%	0.59%	0.59%
Distribution and/or Service Fees	0.25%	0.25%	None	None
Other Expenses (1)	0.22%	0.31%	0.22%	0.31%
Total Annual Fund Operating Expenses(2), (3)	1.06%	1.15%	0.81%	0.90%

(1)
“Other Expenses” for the Existing Fund have been restated to reflect current fees. “Other Expenses” for the New Fund are based on estimated amounts for the current year, after giving effect to the Reorganization.

(2)
Frost has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.30% and 1.05% of the Existing Fund’s Investor Class Shares’ and Institutional Class Shares’ average daily net assets, respectively, until November 30, 2017 (the “Existing Fund Contractual Expense Limitation”). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Existing Fund Contractual Expense Limitation, Frost may receive from the Existing Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Existing Fund Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Existing Fund Board, for any reason at any time; or (ii) by Frost, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2017.

(3)
Effective upon the closing of the Reorganization, KCM has contractually agreed, until November 30, 2018, to reduce Management Fees and reimburse Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, Acquired Fund fees and expenses, costs to organize the Fund, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the New Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act), to an amount not exceeding 1.30% and 1.05% of the average daily net assets for the Investor Class and Institutional Class shares of the New Fund, respectively. Management Fee reductions and expense reimbursements by KCM are subject to repayment by the New Fund for a period of three years after such fees and expenses were incurred, provided that the repayments do not cause the New Fund’s Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to November 30, 2018, this agreement may not be modified or terminated without the approval of the New Fund Board. This agreement will terminate automatically if the New Fund’s investment advisory agreement with KCM is terminated.

B.	Example

This example will help you compare the cost of investing in the Existing Fund and the New Fund with the costs of investing in other mutual funds. The examples assume that you invest $10,000 in the specified fund for the periods indicated and then redeem all of your shares at the end of those periods. With respect to the New Fund, the example assumes that the Reorganization has been completed. The example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same, except that the contractual agreement to waive management fees and reimburse expenses remains in effect until November 30, 2017 for the Existing Fund and November 30, 2018 for the New Fund, respectively. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Existing Fund		New Fund
	Investor Class	Institutional Class	Investor Class	Institutional Class
1 Year	$108	$83	$117	$92
3 Years	$337	$259	$365	$287
5 Years	$585	$450	$633	$498
10 Years	$1,294	$1,002	$1,398	$1,108

C.	Expense Limitation Agreements

Existing Fund Expense Limitation Agreement. Frost has contractually agreed to waive fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses (collectively, “excluded expenses”)) from exceeding 1.30% and 1.05% of the Existing Fund’s Investor Class Shares’ and Institutional Class Shares’ average daily net assets, respectively, until November 30, 2017 (the “Existing Fund Contractual Expense Limitation”). In addition, if at any point Total Annual Fund Operating Expenses (not including excluded expenses) are below the Existing Fund Contractual Expense Limitation, Frost may receive from the Existing Fund the difference between the Total Annual Fund Operating Expenses (not including excluded expenses) and the Existing Fund Contractual Expense Limitation to recover all or a portion of its prior fee waivers or expense reimbursements made during the preceding three-year period during which this agreement (or any prior agreement) was in place. This agreement may be terminated: (i) by the Existing Fund Board, for any reason at any time; or (ii) by Frost, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2017.

New Fund Expense Limitation Agreement. KCM has contractually agreed under an Expense Limitation Agreement with the New Fund (the “New Fund Expense Limitation Agreement”), until November 30, 2018, to reduce Management Fees and reimburse New Fund’s Other Expenses to the extent necessary to limit Total Annual Fund Operating Expenses, (exclusive of brokerage costs, taxes, interest, costs to organize the New Fund, Acquired Fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of such New Fund’s business, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount not exceeding 1.30% and 1.05% of the average daily net assets of the New Fund’s Investor Class and Institutional Class shares of the New Fund, respectively. Management Fee reductions and expense reimbursements by KCM are subject to repayment by the New Fund for a period of three years after such fees or expenses were incurred, provided that the repayments do not cause the New Fund’s Total Annual Fund Operating Expenses to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to November 30, 2018, this agreement may not be modified or terminated without the approval of the New Fund Board. It is expected that the Expense Limitation Agreement will continue from year to year provided such continuance is approved by the New Fund Board. The Expense Limitation Agreement may be terminated by the KCM and the New Fund Board, at the end of the current term upon not less than 90 days’ notice to the other party as set forth in the Expense Limitation Agreement. The Expense Limitation Agreement will terminate automatically if the New Fund’s investment advisory agreement with KCM is terminated.

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION

The Plan sets forth the terms by which the Existing Fund will be reorganized into the New Fund. The form of Plan is attached as Appendix A, and the description of the Plan contained herein is qualified in its entirety by the attached Plan. The following is a summary of key information concerning the proposed Reorganization.

A.	Summary of the Proposed Reorganization

The Plan provides that upon the transfer of all of the assets and all of the liabilities of the Existing Fund to the New Fund on the closing date of the Reorganization (“Closing Date”), the New Fund will issue to the Existing Fund that number of full and fractional Investor Class and Institutional Class shares having an aggregate NAV equal in value to the aggregate NAV of the Existing Fund’s Investor Class and Institutional Class shares, calculated as of the last business day preceding the Closing Date (the “Valuation Date”). The Existing Fund will then distribute the shares it receives from the New Fund to shareholders of the applicable class of the New Fund in proportion to their holdings of such shares in the Existing Fund, in liquidation of the Existing Fund. Existing Fund shareholders will receive shares of the New Fund based on their respective holdings in the Existing Fund as of the Valuation Date.

Upon completion of the Reorganization, each shareholder of the Existing Fund will own that number of full and fractional Investor Class and Institutional Class shares of the New Fund having an aggregate NAV equal to the aggregate NAV of such shareholder’s Investor Class and Institutional Class shares, as applicable, held in the Existing Fund as of the Valuation Date. Such shares will be held in an account with the New Fund identical in all material respects to the account currently maintained by the Existing Fund for such shareholder.

Until the Valuation Date, shareholders of the Existing Fund will continue to be able to redeem their shares as stated in the Existing Fund’s prospectus, dated November 28, 2016. Redemption and purchase requests received by the Existing Fund’s transfer agent after the Valuation Date will be treated as requests received for the redemption or purchase of shares of the New Fund. After the Reorganization, all of the issued and outstanding shares of the Existing Fund will be canceled on the books of the Existing Fund and the transfer agent’s books of the Existing Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from Kilpatrick Townsend, counsel to the New Fund, addressed to the New Fund. The opinion will address certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and assumes the parties’ performance in all material respects of their respective agreements and undertakings in the Plan. Assuming satisfaction of the conditions in the Plan, the Closing Date of the Reorganization will be on or about April 28, 2017, or such other date as is agreed to by the parties.

The Plan may not be changed except by a written agreement signed by each party to the Plan.

B.	Description of the New Fund Shares

The New Fund shares issued to the Existing Fund shareholders in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, will be transferable without restriction and will have no preemptive or conversion rights. The New Fund shares may be sold and redeemed based upon the NAV of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund’s prospectus.

C.	Reasons for the Reorganization Considered by the Existing Fund Board

The Existing Fund Board, including a majority of the Independent Trustees, has determined that the interests of the Existing Fund’s shareholders will not be diluted as a result of the proposed Reorganization and that the proposed Reorganization is in the best interests of the Existing Fund’s shareholders.

The reasons for the Reorganization are described above under “Synopsis - Reasons for the Reorganization and Board Deliberations”.

D.	Federal Income Tax Consequences

The Reorganization is intended to be a tax-free reorganization for U.S. federal income tax purposes. Kilpatrick Townsend, counsel to the New Fund, has been asked to deliver to the New Fund and the Existing Fund an opinion, and the closing of the Reorganization will be conditioned on receipt of such an opinion, substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes:

•
The Reorganization will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Existing Fund and the New Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•
Under Sections 361 and 357 of the Code, the Existing Fund will not recognize gain or loss upon (i) the transfer of all its assets to the New Fund solely in exchange for New Fund shares and the assumption by the New Fund of liabilities of the Existing Fund and (ii) the distribution of the New Fund shares by the Existing Fund to its shareholders in liquidation;

•
Under Section 1032 of the Code, the New Fund will not recognize gain or loss upon receipt of the assets of the Existing Fund solely in exchange for the New Fund shares and the assumption by the New Fund of all liabilities and obligations of the Existing Fund;

•
Under Section 362(b) of the Code, the New Fund’s tax basis in the assets of the Existing Fund transferred to the New Fund will be the same as the Existing Fund’s tax basis of such assets immediately prior to the transfer;

•
Under Section 1223(2) of the Code, the New Fund’s holding periods for the assets received from the Existing Fund will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Existing Fund;

•
Under Section 354 of the Code, the Existing Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Existing Fund for the New Fund shares (including fractional shares to which they may be entitled);

•
Under Section 358 of the Code, the aggregate tax basis of New Fund shares (including fractional shares to which they may be entitled) received by a shareholder of the Existing Fund will be the same as the aggregate tax basis of the Existing Fund’s shares exchanged therefor;

•
Under Section 1223(1) of the Code, an Existing Fund shareholder’s holding period for the New Fund shares (including fractional shares to which they may be entitled) received will be determined by including the shareholder’s holding period for the Existing Fund shares exchanged therefor, provided the shareholder held such Existing Fund shares as capital assets on the date of the exchange;

•
The New Fund will succeed to and take into account the items of the Existing Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder; and

•
The Reorganization will not terminate the taxable year of the Existing Fund. The part of the taxable year of the Existing Fund before the Closing Date and the part of the taxable year of the New Fund after the Closing Date will constitute a single taxable year of the New Fund.

Although the Existing Fund is not aware of any adverse state income tax consequences, it has not made any investigation as to those consequences for its shareholders. Additionally, the Funds have not sought, and will not seek, a private letter ruling from the Internal Revenue Service (“IRS”) with respect to the federal income tax consequences of the Reorganization. The Kilpatrick Townsend opinion will be based on certain factual certifications made by officers of the Trust and UMT and will also be based on customary assumptions. The opinion is not a guarantee that the tax consequences of the Reorganization will be as described above. There is no assurance that the IRS or a court would agree with Kilpatrick Townsend. An opinion of counsel is not binding upon the IRS or the courts. If the Reorganization were consummated but did not qualify as a tax-free reorganization under the Code, a shareholder of the Existing Fund would recognize a taxable gain or loss equal to the difference between his or her tax basis in his or her Existing Fund shares and the fair market value of the shares of the New Fund he or she received in the Reorganization.

The tax attributes, including capital loss carryovers, of the Existing Fund move to the New Fund in the Reorganization. The ability of the New Fund to carry forward capital losses (if any) of the Existing Fund and use such losses to offset future gains will not be limited materially as a direct result of the Reorganization.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular facts and circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S., and other tax laws.

E.	Comparison of Shareholder Rights

Set forth below is a discussion of the material similarities and differences in the rights of shareholders of the Existing Fund versus the rights of shareholders of the New Fund.

Governing Law. The Existing Fund is organized as a diversified separate series of the Trust. The New Fund is organized as a diversified separate series of UMT. The Trust is an open-end investment management company established under Massachusetts law as a Massachusetts voluntary association (commonly known as a business trust) and UMT is organized as an Ohio business trust (collectively referred to as the “Trusts”). Because the Trusts are organized under different state law, the state laws governing the Existing Fund and the New Fund will be different. The Existing Fund and the New Fund are authorized to issue an unlimited number of shares of beneficial interest. The operations of the Existing Fund and the New Fund are each governed by their respective trust instruments (“Declarations of Trust”) and By-Laws (together with the Declarations of Trust, the “Governing Documents”) and applicable state law.

Term of Trustees; Removal of Trustees. Both Trust’s Declarations of Trust generally provide that the Trustees shall serve for a term of unlimited duration, subject to their resignation, death, retirement, or removal. Any Trustee of the Trust may be removed at any time by the action of a majority of the remaining Trustees or by a vote of shareholders owning at least a majority of the outstanding shares of the Trust. Any Trustee of UMT may be removed at any time by the action of two-thirds of the remaining Trustees or by vote of shareholders owning at least two-thirds of the outstanding shares of UMT.

Trustee Liability and Indemnification. Under Ohio law, trustees of a business trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. Massachusetts law does not include an express provision limiting the liability of the trustees of a Massachusetts business trust, and the Trustees of the Trust could potentially be held personally liable for the obligations of the Trust. The Trust’s Declaration of Trust, however, generally provides that no Trustee of the Trust shall be subject to any personal liability in connection with the assets or affairs of a series of the Trust. Neither Declaration of Trust protects Trustees from any liability that they may incur as a result of their bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee. Both Trusts are required to indemnify their respective Trustees and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or Trustees, except under certain limited circumstances relating to the culpability of such officers or Trustees.

Shareholder Meetings. Under both Massachusetts and Ohio law and the Declarations of Trust, neither the Trust nor UMT are required to hold annual meetings of shareholders. UMT’s Declaration of Trust provides that UMT’s Board of Trustees will determine whether and when shareholder meetings will be held. The Trust’s By-Laws provide that special meetings of shareholders may be called by the Trustees or by the president. Under the Governing Documents of the Trust, a special meeting of the shareholders may be called by shareholders holding not less than 10% of the then outstanding shares of the Trust, and shareholders must be given not less than 7 days’ notice of any shareholder meeting. Under the Governing Documents of UMT, a special meeting of the shareholders may be called by shareholders holding not less than 25% of the then outstanding shares of UMT, and shareholders must be given not less than 7 days’ notice of any shareholder meeting. UMT’s By-Laws state that a majority of the shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, but any lesser number shall be sufficient for adjournments. The Trust’s Declaration of Trust states that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders’ meeting, except that where any provision of law or of the Declaration of Trust permits or requires that holders of any series or class shall vote as a series or class, then a majority of the aggregate number of shares of that series or class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series or class, and any lesser number shall be sufficient for adjournments.

UMT’s Declaration of Trust state that shareholders have the power to vote only on the matters specified in such Declaration of Trust and generally give shareholders the power to vote for (i) the election of Trustees, (ii) any contract to which shareholder approval is required by the 1940 Act, (iii) any reorganization of UMT, (iv) any amendment of UMT’s Declaration of Trust, and (v) such additional matters required by law, UMT’s Governing Documents, or as the Trustees may consider desirable.

Trust shareholders have the right to vote only (i) for the election or removal of Trustees; (ii) with respect to any investment adviser as provided in the Trust’s Declaration of Trust; (iii) with respect to any termination of the Trust or a series of the Trust to the extent and as provided in the Trust’s Declaration of Trust; (iv) with respect to any amendment of the Trust’s Declaration of Trust to the extent as provided in such Declaration of Trust; (v) to the same extent as stockholders of a Massachusetts business corporation as to whether or not a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders; and (vi) with respect to such additional matters relating to the Trust as may be required by law, by the Trust’s Declaration of Trust, by the Trust’s By-Laws or by any registration of the Trust with the SEC or any state, or as the Trustees may consider necessary or desirable.

Shareholder Liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust was held to be a partnership, the possibility of the shareholders incurring financial loss for that reason appears remote because the Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees.
Under Ohio law, shareholders of a business trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the fund or the fund’s investment advisor was unable to meet its obligations.

The Governing Documents for both Trusts provide that any shareholder or former shareholder of the respective Trust shall not be held to be personally liable for any obligation or liability of the trust solely by reason of being or having been a shareholder, and the Trust and UMT are required to indemnify their respective shareholders and former shareholders against all losses and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the trust and not because of his or her acts or omissions or for some other reason from the assets of the series of which he or she was a shareholder.

Series Liability. The Existing Fund is one of many series of the Trust, while the New Fund is one of many series of UMT.

Under Ohio law, the liabilities of a business trust, like UMT, shall extend to the whole of the trust estate held by such trustee or trustees. Accordingly, the New Fund may be liable for the debts and obligations of other series of UMT. However, to reduce the likelihood of the assets of a series in UMT being used to pay the debts and obligations of another series, UMT’s Declaration of Trust contains provisions intended to limit the liabilities of each series to the applicable series. In addition, the Trustees and officers of UMT intend that notice of such limitation be given in each contract, instrument, certificate, or undertaking made or issued on behalf of UMT by the Trustees or officers. There is no guarantee that the foregoing steps will prove effective or that UMT will be successful in preventing the assets of one series from being available to creditors of another series.

While it is frequently assumed that a Massachusetts business trust will only be liable for its own obligations, there is no direct statutory or judicial support for that position. The Trust’s Declaration of Trust states that any creditor of any series may look only to the assets of that series to satisfy such creditor’s debt.

Board of Trustees. Each of the Trust and UMT is a series trust with a board of trustees. The composition of the Existing Fund Board is different from that of the New Fund Board, both in terms of membership and size. The Trust’s Governing Documents provide that the Existing Fund Board shall be composed of between no less than three nor more than fifteen Trustees. UMT’s Governing Documents provides that the number of trustees serving on the New Fund Board shall be set by the Board; currently, the New Fund Board has set the number of trustees at four.

Inspection Rights. There is no provision in Massachusetts law relating to shareholder inspection rights for a Massachusetts business trust, and the Trust’s Governing Documents do not contemplate such rights.

The UMT Declaration of Trust provides that the records of the Trust shall be open to inspection by shareholders to the same extent as is permitted to stockholders of an Ohio corporation under the Ohio General Corporation Law.

Derivative Actions. UMT’s Declaration of Trust states that no shareholder shall have the right to bring or maintain any court action, proceeding, or claim on behalf of UMT or any series or class thereof without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding, or claim. Such demand shall be excused only when the plaintiff makes a specific showing that irreparable injury to UMT or any series or class thereof would otherwise result, or if a majority of the Trustees, or a majority of any committee established to consider the merits of such action, has a personal financial interest in the action at issue.

Shareholders of the Trust have the power to vote as to whether or not a court action, proceeding, or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or its shareholders. Such shareholders have the power to vote to the same extent as the stockholders of a Massachusetts corporation.

Amendments to Governing Documents. The Trust’s By-Laws may be amended by a majority of the Trustees. The Trust’s Declaration of Trust may be amended by an instrument in writing signed by a majority of the Trustees when authorized to do so by a shareholder vote. Amendments having the purpose of changing the name of the Trust or of supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision contained in the Trust’s Declaration of Trust, however, shall not require authorization by shareholder vote.

UMT’s Declaration of Trust provides broad flexibility as to the manner of amending or restating UMT’s Governing Documents. UMT’s Declaration of Trust may be amended or supplemented by the New Fund Board in an instrument in writing signed by a majority of Trustees. UMT’s Declaration of Trust explicitly prohibits any amendment that (1) limits the rights to indemnification or insurance for action or omission of Trustees and officers or (2) would impair the exemption from personal liability of the shareholders, Trustees, officers, employees, and agents of UMT or permit assessments upon shareholders (without the express consent of each shareholder or Trustee involved).

For more information, refer to the November 28, 2016 SAI for the Existing Fund and the March 27, 2017 SAI for the New Fund, each of which is incorporated by reference into this Combined Proxy Statement and Prospectus.

F.	Capitalization

The following table shows the capitalization of the Existing Fund and the New Fund and the pro forma combined capitalization of the New Fund on an unaudited basis as of July 31, 2016 as if the Reorganization had occurred on that date:

	Existing Fund	New Fund*	New Fund Pro Forma Combined
NAV – Institutional Class	$95,845,878	---	$95,845,878
Shares outstanding – Institutional Class	10,443,081	---	10,443,081
NAV per Institutional Class share	$9.18	---	$9.18
NAV – Investor Class	$14,879,684	---	$14,879,684
Shares outstanding – Investor Class	1,622,537	---	1,622,537
NAV per Investor share	$9.17	---	$9.17

*	Prior to the proposed Reorganization, the New Fund is not expected to have any assets.

V.	INFORMATION ABOUT THE EXISTING FUND AND THE NEW FUND

A.	Investment Objective

Existing Fund

Investment Objective: The Existing Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. The Fund’s investment objective may be changed without shareholder approval.

New Fund

Investment Objective: The New Fund seeks to generate a total pre-tax return, including capital growth and dividends, greater than the rate of inflation over a three-to-five year period. The New Fund Board has reserved the right to change the investment objective of the Fund without shareholder approval upon at least 60 days’ prior written notice to shareholders.

B.	Fees and Expenses

Existing Fund

For its services, Frost is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.59% of the average daily net assets of the Existing Fund. Frost pays KCM out of the advisory fees it receives from the Existing Fund.

For more information, please see the discussion under “Comparison Fee Tables and Examples”. See also the discussion of the Existing Fund’s fees and expenses in the prospectus of the Existing Fund, dated November 28, 2016.

New Fund

The New Fund will pay the same investment advisory fee rates as the Existing Fund, but KCM will not be required to pay a sub-advisory fee to any sub-adviser. For more information, please see the discussion under “Comparison Fee Tables and Examples”.

C.	Performance and Portfolio Turnover

Existing Fund

If the reorganization is approved by shareholders of the Existing Fund, the New Fund will adopt the performance history of the Existing Fund, which is presented below. The bar chart and table that follow provide some indication of the risks of investing in the New Fund by showing changes in the Existing Fund’s performance from year to year and by showing how the Existing Fund’s average annual total returns for one year, five years and since inception compare with those of a broad-based securities market index.

Prior to March 31, 2015, Investor Class Shares of the Existing Fund were called “Class A Shares,” and shareholders were charged a sales charge on certain purchases of Class A Shares. The performance information provided for the period prior to March 31, 2015 represents the performance of Investor Class Shares when they were called Class A Shares, but does not include the Maximum Sales Charge (Load) that was applicable to Class A Shares. If sales charges were included, the returns would be lower.

How the Existing Fund has performed in the past (before and after taxes) is not necessarily an indication of how the New Fund will perform in the future. Updated performance information, current through the most recent month end, is available by calling the Existing Fund at 1-877-71-FROST.

Institutional Class Shares – Annual Total Return Years Ended December 31

Quarterly Returns during This Period

Institutional Class
Highest Quarter	Lowest Quarter
18.66%	(15.64)%
(09/30/2009)	(09/30/2011)

The following table shows the Existing Fund’s average annual total returns (after applicable sales charges) for the periods ended December 31, 2016 to those of appropriate broad-based indices.

Average Annual Total Returns (for periods ended December 31, 2016)

Existing Fund – Institutional Class	One Year	Five Years	Since Inception (4/25/2008)*
Return Before Taxes	15.27%	8.84%	4.43%
Return After Taxes on Distributions	14.15%	7.34%	3.40%
Return After Taxes on Distributions and Sale of Fund Shares	8.58%	6.75%	3.35%
Existing Fund – Investor Class
Return Before Taxes	15.00%	8.60%	5.46%
S&P 500 Value Index Return (reflects no deduction for fees, expenses or taxes)	17.40%	14.69%	6.69%
Lipper Multi-Cap Value Classification Return (reflects no deduction for fees, expenses or taxes)	14.64%	13.28%	6.23%

*
Performance information for the Institutional Class Shares and the indices is calculated from April 25, 2008, the inception date of the Existing Fund’s Institutional Class Shares. Performance information for the Investor Class Shares is calculated from June 30, 2008, the inception date of the Existing Fund’s Investor Class Shares.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown above. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as a 401(k) plan or an IRA. After-tax returns are shown only for Institutional Class Shares of the Existing Fund. After-tax returns for Investor Class Shares of the Existing Fund will vary.

During the Existing Fund’s most recent fiscal year, its portfolio turnover rate was 10% of the average value of its portfolio.

New Fund

This section would normally include a bar chart and a table showing how the New Fund has performed and how its performance has varied from year to year. Because the New Fund has not commenced operations prior to the date of this Combined Proxy Statement and Prospectus, the bar chart and table are not shown.

Because the New Fund and the Existing Fund will have the same investment objective and substantially similar principal investment strategies, the performance history of the Existing Fund is expected to carry over to the New Fund.

The New Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when New Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the New Fund’s performance. The New Fund is a new series of UMT and therefore it does not yet have a portfolio turnover rate; however, the New Fund expects to engage in trading of portfolio securities at levels similar to the Existing Fund.

D.	Investment Adviser and Portfolio Managers

Existing Fund

Frost is the investment adviser to the Existing Fund and KCM is the investment sub-adviser to the Existing Fund. For a discussion of the services Frost and KCM provide to the Existing Fund, see the prospectus of the Existing Fund, dated November 28, 2016. The portfolio management team for the Existing Fund currently consists of Harris L. Kempner, Jr. and M. Shawn Gault who are each jointly responsible for the day-to-day management of the Existing Fund’s portfolio. Effective February 17, 2017, Mr. Andrew Duncan resigned as a portfolio manager of the Existing Fund. Mr. Duncan served as a co-portfolio manager of the Existing Fund from 2012 until his resignation. For a discussion of the experience and qualifications of the current portfolio managers, see below.

A discussion of the factors that the Existing Fund Board considered in approving the Existing Fund’s advisory and sub-advisory agreements will be included in the Existing Fund’s Semi-Annual Report to Shareholders for the six months ended January 31, 2017.

New Fund

As further described below, after the Reorganization, KCM, located at 2201 Market Street, 12th Floor, Frost Bank Building, Galveston, Texas 77550, will be the investment adviser to the New Fund and will have responsibility for the management of the New Fund’s affairs. KCM is a Texas corporation established in 1982 that provides investment advisory services to individuals, trusts, pension and profit sharing plans, and other institutional investors. KCM has served as sub-adviser for the Existing Fund since its inception on April 25, 2008.

KCM, as investment adviser to the New Fund, provides the New Fund with a continuous program of investing its assets and determining the composition of its portfolio.

It is expected that the New Fund will be managed by Harris L. Kempner, Jr. and M. Shawn Gault, both of whom have managed the Existing Fund since its inception.

Harris L. Kempner, Jr. is jointly and primarily responsible for the day-to-day management of the New Fund. Mr. Kempner has been the KCM’s President since the firm’s inception in 1982. He was President of U.S. National Bancshares and Chief Investment Officer for Frost Bank of Galveston (formerly United States National Bank) from 1969-1982. He received a BA from Harvard University in 1961 and an MBA from Stanford University in 1963.

M. Shawn Gault is jointly and primarily responsible for the day-to-day management of the New Fund. Mr. Gault is a Vice President and joined KCM in January 2001. He received a BS from the University of Texas at Arlington in 1995 and an MBA/MHA from the University of Houston at Clear Lake in 2000. He is a member of the CFA Institute.

A discussion of the factors considered by the New Fund Board in its approval of the New Fund’s investment advisory contract with KCM, including the Board’s conclusions with respect thereto, will be available in the New Fund’s Annual Report to Shareholders for the period ending July 31, 2017.

Additional information about the portfolio managers’ compensation, other accounts managed by them, and their ownership of shares of the New Fund, is available in the New Fund’s SAI, dated March 27, 2017.

E.	How the Fund Values its Shares

Existing Fund

For a discussion of how the offering price of the Existing Fund’s shares is determined, see the prospectus of the Existing Fund, dated November 28, 2016.

New Fund

The NAV of the New Fund is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern Time) on each day that the NYSE is open for business. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. To calculate NAV, the New Fund’s assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The New Fund generally values its portfolio securities at their current market values determined based on available market quotations. However, if market quotations are not available or are considered unreliable due to market or other events, portfolio securities will be valued at their fair values, as of the close of regular trading on the NYSE, as determined in good faith under procedures adopted by the New Fund Board. When fair value pricing is employed, the prices of securities used by the New Fund to calculate its NAV are based on the consideration by the New Fund of many subjective factors and therefore may differ from quoted or published prices for the same securities. To the extent the assets of the New Fund are invested in other registered investment companies that are not listed on an exchange, the New Fund’s NAV is calculated based upon the NAVs reported by such registered investment companies, and the prospectuses for these companies explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing. To the extent the New Fund has portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the New Fund does not price its shares, the NAV of the New Fund’s shares may change on days when shareholders will not be able to purchase or redeem the New Fund’s shares.

Your order to purchase or redeem shares is priced at the NAV next calculated after your order is received in proper form by the New Fund. An order is considered to be in “proper form” if it includes all necessary information and documentation related to the purchase or redemption request, and payment in full of the purchase amount.

F.	Distribution Plan

Existing Fund

For a discussion of the Existing Fund’s distribution plan, see the prospectus of the Existing Fund, dated November 28, 2016.

New Fund

The New Fund has adopted a plan of distribution for its Investor Class shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan allows the New Fund to make payments to securities dealers and other financial organizations (including payments directly to KCM and the Distributor) for expenses related to the distribution and servicing of the New Fund’s Investor Class shares. The annual fees payable under the 12b-1 Plan may not exceed an amount equal to 0.25% of the Investor Class shares’ average daily net assets. Because 12b-1 Plan fees are paid out of the New Fund’s assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges. Expenses related to the distribution and servicing of the New Fund’s Investor Class shares may include, but are not limited to, payments to securities dealers and other persons who are engaged in the sale of Investor Class shares of the New Fund and who may be advising shareholders regarding the sale or retention of such shares; expenses of maintaining personnel who render shareholder support services not otherwise provided by Ultimus Fund Solutions, LLC, the New Fund’s transfer agent (the “Transfer Agent”) or the New Fund; expenses of formulating and implementing marketing and promotional activities, including direct mail promotions and mass media advertising; expenses of preparing, printing or distributing prospectuses and statements of additional information and reports for recipients other than existing shareholders of the New Fund; expenses of obtaining such information, analyses and reports with respect to marketing and promotional activities as the New Fund may, from time to time, deem advisable; and any other expenses related to the distribution and servicing of the New Fund’s Investor Class shares. KCM may make additional payments to financial organizations from its own assets. The payment by KCM of any such additional compensation will not affect the expense ratio of the New Fund.

G.	Purchase of Fund Shares

Existing Fund

For a discussion of the Existing Fund’s shares, including how the shares may be purchased, see the prospectus of the Existing Fund, dated November 28, 2016.

New Fund

Shares are available for purchase from the New Fund every day the NYSE is open for business, at the NAV next calculated after receipt of a purchase order in proper form. The New Fund reserves the right to reject any purchase request. Investors who purchase shares through a broker-dealer or other financial intermediary may be charged a fee by such broker-dealer or intermediary. The New Fund mails you confirmations of all purchases or redemptions of New Fund shares if shares are purchased directly through the New Fund. Certificates representing shares are not issued.

Choosing a Share Class

The New Fund offers two classes of shares: Investor Class shares and Institutional Class shares. Each share class represents an ownership interest in the same investment portfolio and has the same rights but each class has its own expense structure.

Investor Class shares are subject to 12b-1 Plan fees that permit the New Fund to pay distribution fees of up to 0.25% per year to those intermediaries offering Investor Class shares. Institutional Class shares are available without a 12b-1 Plan fee to those investors eligible to purchase such shares. Neither class is subject to a sales charge or redemption fee.

When you choose your class of shares, you should consider the size of your investment. Your financial consultant or other financial intermediary can help you determine which share class is best suited to your personal financial goals. If you qualify to purchase Institutional Class shares, you should purchase them rather than the Investor Class shares because the Investor Class shares have higher expenses than the Institutional Class shares. Although each class invests in the same portfolio of securities, the returns for each class will differ because each class is subject to different expenses.

If you qualify as a purchaser of Institutional Class shares, but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative NAV of the two Classes on the conversion date. If you are an Institutional Class shareholder, you may convert your shares to Investor Class shares at any time.

Minimum Initial Investment

The minimum investment amount for all regular accounts is $500 in Investor Class shares and $500,000 in Institutional Class shares. The minimum subsequent investment is $100. These minimum investment requirements may be waived or reduced for any reason at the discretion of the New Fund.

Opening an Account

An account may be opened by mail or bank wire if it is submitted in proper form, as follows:

By Mail. To open a new account by mail:

•	Complete and sign the account application.

•	Enclose a check payable to the Kempner Multi-Cap Deep Value Equity Fund; please reference Investor Class or Institutional Class to ensure proper crediting to your account.

•	Mail the application and the check to the Transfer Agent at the following address:

Kempner Multi-Cap Deep Value Equity Fund
c/o Ultimus Fund Solutions, LLC
P.O. Box 46707
 Cincinnati, Ohio 45246-0707

Shares will be issued at the NAV next computed after receipt of your application and check. All purchases must be made in U.S. dollars and checks must be drawn on U.S. financial institutions. The New Fund does not accept cash, drafts, “starter” checks, travelers checks, credit card checks, post-dated checks, cashier’s checks under $10,000, or money orders. In addition, the New Fund does not accept checks made payable to third parties. When shares are purchased by check, the proceeds from the redemption of those shares will not be paid until the purchase check has been converted to federal funds, which could take up to 15 calendar days from the date of purchase. If an order to purchase shares is canceled because your check does not clear, you will be responsible for any resulting losses or other fees incurred by the New Fund or the Transfer Agent in the transaction.

By sending your check to the Transfer Agent, please be aware that you are authorizing the Transfer Agent to make a one-time electronic debit from your account at the financial institution indicated on your check. Your bank account will be debited as early as the same day the Transfer Agent receives your payment in the amount of your check; no additional amount will be added to the total. The transaction will appear on your bank statement. Your original check will be destroyed once processed, and you will not receive your canceled check back. If the Transfer Agent cannot post the transaction electronically, you authorize the Transfer Agent to present an image copy of your check for payment.

By Wire. To open a new account by wire of federal funds, call the Transfer Agent at 1-800-665-9778 to obtain the necessary information to instruct your financial institution to wire your investment. A representative will assist you in obtaining an account application, which must be completed, signed and faxed (or mailed) to the Transfer Agent before payment by wire will be accepted.

The New Fund requires advance notification of all wire purchases in order to ensure that the wire is received in proper form and that your account is subsequently credited in a timely fashion. Failure to notify the Transfer Agent prior to the transmittal of the bank wire may result in a delay in purchasing shares of the New Fund. An order, following proper advance notification to the Transfer Agent, is considered received when the New Fund’s custodian, receives payment by wire. If your account application was faxed to the Transfer Agent, you must also mail the completed account application to the Transfer Agent on the same day the wire payment is made. See “Opening an Account – By Mail” above. Your financial institution may charge a fee for wiring funds. Shares will be issued at the NAV next computed after receipt of your wire in proper form.

Through Your Broker or Financial Institution. Shares of the New Fund may be purchased through certain brokerage firms and financial institutions that are authorized to accept orders on behalf of the New Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive purchase orders on the New Fund’s behalf. The New Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order in proper form. These organizations may charge you transaction fees on purchases of Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who purchase shares directly through the New Fund. These organizations may be the shareholders of record of your shares. The New Fund is not responsible for ensuring that the organizations carry out their obligations to their customers. Shareholders investing in this manner should look to the organization through which they invest for specific instructions on how to purchase and redeem shares.

Subsequent Investments

Once an account is open, additional purchases of New Fund shares may be made at any time in any amount. Additional purchases must be submitted in proper form as described below. Additional purchases may be made:

•
By sending a check, made payable to Kempner Multi-Cap Deep Value Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Be sure to note your account number on the memo line of your check. The shareholder will be responsible for any fees incurred or losses suffered by the New Fund as a result of any check returned for insufficient funds.

•	By wire to the New Fund account as described under “Opening an Account – By Wire”. Shareholders are required to call the Transfer Agent at 1-800-665-9778 before wiring funds.

•	Through your brokerage firm or other financial institution.

Automatic Investment Plan and Direct Deposit Plans

You may make automatic monthly investments in the New Fund from your bank, savings and loan or other depository institution. To participate in the automatic investment plan you are required to satisfy the New Fund’s minimum initial investment requirement of $500 for Investor Class shares or $500,000 for Institutional Class shares. The minimum investments under the automatic investment plan must be at least $100 under the plan and are made on the 15th and/or last business day of the month. The Transfer Agent currently pays the costs of this service, but reserves the right, upon 30 days written notice, to make reasonable charges. Your depository institution may impose its own charge for making transfers from your account.

Your employer may offer a direct deposit plan, which will allow you to have all or a portion of your paycheck transferred automatically to purchase shares of the New Fund. Social Security recipients may have all or a portion of their social security check transferred automatically to purchase shares of the New Fund. Please call 1-800-665-9778 for more information about the automatic investment plan and direct deposit plans.

Purchases in Kind

The New Fund may accept securities in lieu of cash in payment for the purchase of shares of the New Fund. The acceptance of such securities is at the sole discretion of KCM based upon the suitability of the securities as an investment for the New Fund, the marketability of such securities, and other factors, which the New Fund may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the New Fund’s NAV.

Customer Identification and Verification

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the New Fund must obtain the following information for each person that opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Federal law prohibits the New Fund and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the New Fund may restrict your ability to purchase additional shares until your identity is verified. The New Fund also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed. In that case, your redemption proceeds may be worth more or less than your original investment. The New Fund will not be responsible for any loss incurred due to the New Fund’s inability to verify your identity.

Frequent Trading Policies

Frequent purchases and redemptions of New Fund shares by a shareholder may harm other New Fund shareholders by interfering with the efficient management of the New Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the New Fund’s shares. The New Fund does not accommodate frequent purchases or redemptions of Fund shares that result in disruptive trading.

The New Fund Board has adopted policies and procedures in an effort to detect and prevent such activity in the New Fund. The New Fund, through its service providers, monitors shareholder-trading activity to ensure it complies with the New Fund’s policies. The New Fund prepares reports illustrating purchase and redemption activity to detect disruptive trading activity. When monitoring shareholder purchases and redemptions, the New Fund does not apply a quantitative definition to frequent trading. Instead, the New Fund uses a subjective approach that permits it to reject any purchase orders that it believes may be indicative of disruptive trading. The right to reject a purchase order applies to any purchase order, including a purchase order placed by financial intermediaries. The New Fund may also modify any terms or conditions of purchases of Fund shares or withdraw all or any part of the offering made by this Prospectus. The New Fund’s policies and procedures to prevent disruptive trading activity are applied uniformly to all shareholders. These actions, in the New Fund Board’s opinion, should help reduce the risk of abusive trading in the New Fund.

When financial intermediaries establish omnibus accounts in the New Fund for their clients, the New Fund reviews trading activity at the omnibus account level and looks for activity that may indicate potential disruptive trading. If the New Fund detects potentially disruptive trading activity, the New Fund will seek the assistance of the intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of New Fund shares by the intermediary and/or its client. Each intermediary that offers the New Fund’s shares through an omnibus account has entered into an information sharing agreement with the New Fund designed to assist the New Fund in stopping future disruptive trading. Intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest in the New Fund through an intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the New Fund has taken steps to discourage frequent purchases and redemptions of New Fund shares, it cannot guarantee that such trading will not occur.

H.	How to Redeem Shares

Existing Fund

For a discussion of how the Existing Fund’s shares may be redeemed, see the prospectus of the Existing Fund, dated November 28, 2016.

New Fund

Shares of the New Fund may be redeemed on any day on which the New Fund computes its NAV. Shares are redeemed at their NAV next determined after the Transfer Agent receives your redemption request in proper form as described below. Redemption requests may be made by mail or by telephone.

By Mail. You may redeem shares by mailing a written request to Kempner Multi-Cap Deep Value Equity Fund, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246-0707. Written requests must state the shareholder’s name, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

Signature Guarantees. If the shares to be redeemed have a value of greater than $50,000, or if the payment of the proceeds of a redemption of any amount is to be sent to a person other than the shareholder of record or to an address other than that on record with the New Fund, you must have all signatures on written redemption requests guaranteed. If the name(s) or the address on your account has changed within the previous 15 days of your redemption request, the request must be made in writing with your signature guaranteed, regardless of the value of the shares being redeemed. The Transfer Agent will accept signatures guaranteed by a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that participates in the Securities Transfer Agents Medallion Program (“STAMP”) sponsored by the Securities Transfer Association. Signature guarantees from financial institutions that do not participate in STAMP will not be accepted. A notary public cannot provide a signature guarantee. The Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The New Fund and the Transfer Agent reserve the right to amend these standards at any time without notice.

Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent’s procedures may be obtained by calling the Transfer Agent.

By Telephone. Unless you specifically decline the telephone redemption privilege on your account application, you may also redeem New Fund shares having a value of $50,000 or less by telephone by calling the Transfer Agent at 1-800-665-9778.

Telephone redemptions may be requested only if the proceeds are to be sent to the shareholder of record and mailed to the address on record with the New Fund. Account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above. Upon request, redemption proceeds of $100 or more may be transferred electronically from an account you maintain with a financial institution by an Automated Clearing House (“ACH”) transaction, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders may be charged a fee of $15 by the New Fund’s custodian for outgoing wires.

The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the New Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

Through Your Broker or Financial Institution. You may also redeem your shares through a brokerage firm or financial institution that has been authorized to accept orders on behalf of the New Fund at the NAV next determined after your order is received by such organization in proper form. These organizations are authorized to designate other intermediaries to receive redemption orders on the New Fund’s behalf. The New Fund calculates its NAV as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern Time). Your brokerage firm or financial institution may require a redemption request to be received, in proper form, at an earlier time during the day in order for your redemption to be effective as of the day the order is received. These organizations may be authorized to designate other intermediaries to act in this capacity. Such an organization may charge you transaction fees on redemptions of New Fund shares and may impose other charges or restrictions or account options that differ from those applicable to shareholders who redeem shares directly through the Transfer Agent.

Receiving Payment

The New Fund normally makes payment for all shares redeemed within 7 days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as permitted by the SEC, the New Fund may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. A requested wire of redemption proceeds normally will be sent on the business day following the redemption request. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

Minimum Account Balance

Due to the high cost of maintaining shareholder accounts, the New Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder’s activity causes the account balance to fall below a share class’s minimum investment amount. Such automatic redemptions may cause a taxable event for the shareholder. An automatic redemption does not apply, however, if the balance falls below the minimum initial investment amount solely because of a decline in the New Fund’s NAV. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum account balance requirement.

Automatic Withdrawal Plan

If the shares in your account have a value of at least $5,000, you (or another person you have designated) may receive monthly or quarterly payments in a specified amount of not less than $100 each. There is currently no charge for this service, but the Transfer Agent reserves the right, upon 30 days written notice, to make reasonable charges. Telephone the Transfer Agent toll-free at 1-866-822-9555 for additional information.

Redemptions in Kind

The New Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind”. This would be done only under extraordinary circumstances and if the New Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect New Fund operations (for example, more than 1% of the New Fund’s net assets). A redemption in kind will consist of securities equal in market value to the New Fund shares being redeemed. If the New Fund redeems your shares in kind, you will bear the market risks associated with the securities paid as redemption proceeds. In addition, when you sell these securities, you will pay brokerage charges associated with selling the securities.

I.	Other Information

Existing Fund

For a discussion of other investment considerations with respect to the Existing Fund, see the prospectus of the Existing Fund, dated November 28, 2016.

New Fund

In addition to the principal strategies and risks of the New Fund, the New Fund may invest in other types of securities whose risks are described below and in the New Fund’s SAI.

Investments in Money Market Instruments and Temporary Defensive Positions. The New Fund will typically hold a portion of its assets in cash or cash equivalent securities, including short-term debt securities, repurchase agreements, and money market mutual fund shares (“Money Market Instruments”). The New Fund may invest in Money Market Instruments to maintain liquidity or pending the selection of investments. From time to time, the New Fund also may, but should not be expected to, take temporary defensive positions in attempting to respond to adverse market, economic, political or other conditions, and in doing so, may invest up to 100% of its assets in Money Market Instruments. When the New Fund invests in a money market mutual fund, the shareholders of the New Fund generally will be subject to duplicative management fees. To the extent the Fund holds other registered investment companies, including money market mutual funds, the New Fund will incur acquired fund fees and expenses (as defined by the SEC). For more information in other investment companies, including money market mutual funds, please see the section “Additional Information on Investments, Strategies, and Risks – Investment Companies” in the New Fund’s SAI. Anytime the New Fund takes a temporary defensive position, it may not achieve its investment objective.

CFTC Regulation. To the extent the New Fund makes investments regulated by the Commodity Futures Trading Commission (the “CFTC”), the New Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act, as amended (“CEA”). UMT, on behalf of the New Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the New Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the New Fund is unable to comply with the requirements of Rule 4.5, the New Fund may be required to modify its investment strategies or be subject to CFTC registration requirements, either of which may have an adverse effect on the New Fund.

J.	Taxes, Dividends, and Distributions

Existing Fund

For a discussion of taxes, dividends and distributions with respect to the Existing Fund, see the prospectus of the Existing Fund, dated November 28, 2016.

New Fund

The New Fund intends to declare and distribute income dividends monthly. In addition, the New Fund will annually declare and distribute net capital gains, if any, in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the New Fund unless you elect to receive them in cash. The New Fund’s distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

The New Fund intends to qualify as a regulated investment company for federal income tax purposes, and as such, will not be subject to federal income tax on its taxable income and gains that it distributes to its shareholders. The New Fund intends to distribute its income and gains in such a way that it will not be subject to a federal excise tax on certain undistributed amounts.

Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. In the case of corporations that hold shares of the New Fund, certain income from the New Fund may qualify for a 70% dividends-received deduction. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long you have held your New Fund shares.

When you redeem New Fund shares, you generally realize a capital gain or loss as long as you hold the shares as capital assets. Except for investors who hold their New Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, and tax-exempt investors that do not borrow to purchase New Fund shares, any gain realized on a redemption of New Fund shares will be subject to federal income tax.

You will be notified by February 15 of each year about the federal tax status of distributions made by the New Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

Federal law requires the New Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

Because everyone’s tax situation is not the same, you should consult your tax professional about federal, state, and local tax consequences of an investment in the New Fund.

K.	Financial Highlights

Existing Fund

The financial highlights for the Existing Fund are attached hereto as Appendix C.

New Fund

Financial information is not available because the New Fund has not commenced operations as of the date of this Combined Proxy Statement and Prospectus. The Investor Class shares of the New Fund will be the successor to the accounting and performance information of the Investor Class shares of the Existing Fund after consummation of the Reorganization, and the Institutional Class shares of the New Fund will be the successor to the accounting and performance information of the Institutional Class shares of the Existing Fund after consummation of the Reorganization. The initial fiscal year of the New Fund ends July 31, 2017. Once the financial highlights for the New Fund become available, you may request a copy of this information by calling the New Fund at 1-800-665-9778.

L.	Distribution Arrangements

Existing Fund

SIDCO is the distributor of the Existing Fund. For a discussion of Existing Fund’s distribution arrangements, see the prospectus of the Existing Fund, dated November 28, 2016.

New Fund

After the Reorganization, the Distributor will serve as the New Fund’s principal underwriter and the exclusive agent for the distribution of the New Fund’s shares. The Distributor may sell the New Fund’s shares to or through qualified securities dealers or other approved entities.

The New Fund’s SAI has more detailed information about the Distributor and other service providers to the Fund.

M.	Investment Policies

The Existing Fund is subject to certain fundamental and non-fundamental investment policies and the New Fund is subject to the same fundamental investment policies. Fundamental investment policies cannot be changed without the consent of the holders of a majority of a fund’s outstanding voting securities (as such term is defined in the 1940 Act); other investment policies can be changed without such consent of the holders of a majority of a fund’s outstanding voting securities.

The New Fund has adopted the same fundamental investment policies as the Existing Fund. The New Fund, however, has not adopted the non-fundamental investment policies of the Existing Fund. Please see “Comparison of Fundamental and Non-Fundamental Investment Policies” attached hereto as Appendix B for more information regarding the Existing Fund’s and the New Fund’s policies.

N.	Payments to Broker-Dealers and Other Financial Intermediaries

    Existing Fund

For a discussion of payments to broker-dealers and other financial intermediaries applicable to the Existing Fund, see the prospectus of the Existing Fund, dated November 28, 2016.

New Fund

If you purchase the New Fund through a broker-dealer or any other financial intermediary (such as a bank), the New Fund and its related companies may pay the intermediary for the sale of New Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the New Fund over another investment. These payments are sometimes referred to as “revenue sharing”. Ask your salesperson or visit your financial intermediary’s website for more information.

Other Payments by the New Fund. The New Fund may enter into agreements with financial intermediaries pursuant to which the New Fund may pay financial intermediaries for non-distribution-related sub-transfer agency, administrative, sub-accounting, and other shareholder services. Payments made pursuant to such agreements are generally based on either (1) a percentage of the average daily net assets of shareholders serviced by a financial intermediary, or (2) the number of shareholders serviced by a financial intermediary. Any payments made pursuant to such agreements may be in addition to, rather than in lieu of, distribution fees the New Fund may pay to financial intermediaries pursuant to the New Fund’s distribution plan.

Other Payments by the Adviser. KCM and/or its affiliates, in their discretion, may make payments from their own resources and not from New Fund assets to affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the New Fund, their service providers or their respective affiliates, as incentives to help market and promote the New Fund and/or in recognition of their distribution, marketing, administrative services, and/or processing support.

These additional payments may be made to financial intermediaries that sell New Fund shares or provide services to the New Fund, the Distributor or shareholders of the New Fund through the financial intermediary’s retail distribution channel and/or fund supermarkets. Payments may also be made through the financial intermediary’s retirement, qualified tuition, fee-based advisory, wrap fee bank trust, or insurance (e.g., individual or group annuity) programs. These payments may include, but are not limited to, placing the New Fund in a financial intermediary’s retail distribution channel or on a preferred or recommended fund list; providing business or shareholder financial planning assistance; educating financial intermediary personnel about the New Fund; providing access to sales and management representatives of the financial intermediary; promoting sales of Fund shares; providing marketing and educational support; maintaining share balances and/or for sub-accounting, administrative or shareholder transaction processing services. A financial intermediary may perform the services itself or may arrange with a third party to perform the services.

KCM and/or its affiliates may also make payments from their own resources to financial intermediaries for costs associated with the purchase of products or services used in connection with sales and marketing, participation in and/or presentation at conferences or seminars, sales or training programs, client and investor entertainment and other sponsored events. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law.

Revenue sharing payments may be negotiated based on a variety of factors, including the level of sales, the amount of New Fund assets attributable to investments in the New Fund by financial intermediaries’ customers, a flat fee or other measures as determined from time to time by KCM and/or its affiliates. A significant purpose of these payments is to increase the sales of New Fund shares, which in turn may benefit KCM through increased fees as New Fund assets grow.

Investors should understand that some financial intermediaries may also charge their clients fees in connection with purchases of shares or the provision of shareholder services.

VI.	VOTING INFORMATION

The Existing Fund Board has fixed the close of business on February 28, 2017 (the “Record Date”), as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting and at any postponements or adjournments thereof.

Required Vote for the Proposal. Approval of the Reorganization requires the affirmative vote of a majority of the outstanding voting securities of the Existing Fund entitled to vote, as defined under the 1940 Act. The 1940 Act defines such vote as the lesser of (i) 67% or more of the total number of shares of the Existing Fund present or represented by proxy at the Meeting, if holders of more than 50% of the outstanding shares are present or represented by proxy at the Meeting; or (ii) more than 50% of the total number of outstanding shares of the Existing Fund. A vote of shareholders of the New Fund is not needed to approve the Reorganization.

Quorum and Method of Tabulation. All properly executed proxies received in time for the Meeting that are not subsequently revoked will be voted as specified in the proxy. If no instructions are given, a proxy will be voted in favor of the proposal.

You may revoke a proxy once it is given by providing written notice to the Existing Fund. You may change your vote by submitting a subsequently executed and dated proxy card, by authorizing your proxy by internet or telephone on a later date, or by attending the Meeting and casting your vote in person. Attendance by a shareholder at the Meeting does not, by itself, revoke a proxy. If your shares are held of record by a broker-dealer and you wish to vote in person at the Meeting, you should obtain a legal proxy from your broker of record and present it to the Inspector of Elections at the Meeting.

A majority of the shares of the Existing Fund entitled to vote on the Record Date, present in person or represented by proxy, constitute a quorum for the transaction of business by the shareholders of the Existing Fund at the Meeting. In determining whether a quorum is present, shares represented by proxies that reflect abstentions and “broker non-votes” will be counted as shares that are present and entitled to vote. Abstentions and broker non-votes have the effect of counting as a vote against the Reorganization. “Broker non-votes” are shares held by brokers or nominees as to which (i) the broker or nominee does not have discretionary voting power and (ii) the broker or nominee has not received instructions from the beneficial owner or other person who is entitled to instruct how the shares will be voted.

Treating broker non-votes as votes against the Reorganization may have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. Broker non-votes will not be voted “for” or “against” any adjournment.

Solicitation of Proxies. The Existing Fund has engaged Computershare, a proxy solicitation firm, to assist in the solicitation for an estimated fee of $3,663 plus out-of-pocket expenses. Pursuant to this arrangement, Computershare has agreed to contact shareholders, banks, brokers, and proxy intermediaries to secure votes on the proposal Proxies will be solicited primarily by mailing this Proxy Statement/Prospectus and its enclosures, but proxies may also be solicited through further mailings, by telephone, over the Internet and/or in person by representatives of the Existing Fund, certain employees of Frost, KCM or their affiliate(s), or Computershare. Frost will bear the costs and expenses in connection with the preparation of proxy statements and related materials, including printing and delivery costs and expenses incurred in connection with the solicitation of proxies. The estimated costs of the proxy solicitation are $3,726.

As the Meeting date approaches, certain shareholders whose votes have not been received may receive telephone calls or other communications from a representative of the Existing Fund, Frost, KCM, or Computershare. Authorization to permit Computershare to execute proxies may be obtained by telephonic or electronically transmitted instructions from shareholders of the Existing Fund. Proxies that are obtained telephonically will be recorded in accordance with applicable law and procedures that the Existing Fund believes are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined.

Proxies may be revoked at any time before they are voted either (i) by a written revocation received by the Existing Fund, (ii) by properly executing a later-dated proxy, or (iii) by attending the Meeting and voting in person. To vote via the internet go to the website that appears on the enclosed proxy card and follow the instructions.

Shareholders of the Existing Fund are entitled to cast one vote for each share owned on the Record Date, and a proportionate fractional vote for each fractional share entitled to vote on the Record Date. If you choose to vote by mail, please sign exactly as your name appears on the proxy card.

Costs. Frost has agreed to bear all costs and expenses in connection with the Reorganization. Neither the Existing Fund nor the New Fund will bear any costs relating to the Reorganization. The expenses of the Reorganization are expected to be approximately $153,000.

Dissenters’ Rights. If the Reorganization is approved at the Meeting, shareholders of the Existing Fund will not have the right to dissent and obtain payment of the fair value of their shares because the exercise of dissenters’ rights is subject to the forward pricing requirements of Rule 22c-1 under the 1940 Act, which supersedes state law. Shareholders of the Existing Fund, however, have the right to redeem their shares at NAV until the closing of the Reorganization. After the Reorganization, Existing Fund shareholders will hold shares of the New Fund, which may also be redeemed at NAV.

Share Ownership

Existing Fund

As of the Record Date, there were 1,498,128 Investor Class shares and 6,802,877 Institutional Class shares of the Existing Fund outstanding.

As of the Record Date, the Trustees and officers of the Existing Fund owned less than 1% of the outstanding shares of the Existing Fund. A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval. The Trust believes that most of the shares referred to below were held by the persons listed below in accounts for their fiduciary, agency, or custodial customers. As of the Record Date, the following shareholders were considered either a control person or principal shareholder of the Existing Fund:

Investor Class: Name and Address of Record Owner	% Ownership
SEI PRIVATE TRUST COMPANY C/O FROST ID 390 ONE FREEDOM VALLEY DR OAKS PA 19456-9989	53.60%
MSSB FBO JAMES C. KEMPNER II SEPARATE PROPERTY - GALVESTON TR 3701 OVERBROOK HOUSTON TX 77027-4035	13.73%
MSSB FBO CARROLL KEMPNER GOLDSTONE SEPARATE PROPERTY - GALVESTON TR 146 PARK DRIVE SAN ANTONIO TX 78212-2505	13.73%
NFS LLC FEBO BMO HARRIS BANK NA FBO BANK 98 DLY RCRDKPG 480 PILGRIM WAY STE 1000 GREEN BAY WI 54304-5280	7.10%

Institutional Class: Name and Address of Record Owner	% Ownership
SEI PRIVATE TRUST COMPANY C/O FROST ID 390 ONE FREEDOM VALLEY DR OAKS PA 19456-9989	94.39%

New Fund

As of the Record Date, the New Fund did not have any outstanding shares.

Voting Authority of Frost Bank. Certain clients of Frost Bank, the parent of Frost, have delegated proxy voting responsibility to Frost Bank pursuant to the terms of their agreements with Frost Bank. Accordingly, Frost Bank has the authority to vote on behalf of these clients the shares held by the clients in the Existing Fund. Frost Bank will vote any shares of the Existing Fund over which it has voting authority consistent with its proxy voting policies and procedures.

Pursuant to its proxy voting policies and procedures, Frost Bank has determined, after reviewing all relevant information, that there are no material conflicts of interest that arise with respect to Frost Bank voting on the Reorganization. Frost Bank following careful analysis and consideration, has concluded that the implementation of the Reorganization is in the best interests of the Existing Fund.

As of the February 28, 2017, Frost Bank possessed voting power for approximately 54% of the shares of the Existing Fund, and therefore has the ability to control whether the Reorganization is approved.

Adjournments; Other Business. If the necessary quorum to transact business is not obtained at the Meeting, or if a quorum is obtained but sufficient votes to approve the Reorganization have not been received, the persons named as proxies on the enclosed proxy card may propose that the Meeting be adjourned one or more times to permit further solicitation of proxies. Except when a quorum is not present at the Meeting, any such adjournment will require the affirmative vote of a majority of those shares present at the Meeting or represented by proxy. Abstentions and “broker non-votes” will not be counted for or against such proposal to adjourn. The persons named as proxies will vote those proxies that they are entitled to vote FOR the approval of the proposal in favor of such an adjournment, and will vote those proxies required to be voted AGAINST the approval of the proposal against such an adjournment. Frost will bear the costs of any adjournment. Any adjourned meeting may be held within a reasonable time after the date set for the original meeting without the necessity of further notice.

The Meeting has been called to transact any business that properly comes before it. The only business that management of the Existing Fund intends to present or knows that others will present is the proposal to approve the Reorganization. If any other matters properly come before the Meeting, and on all matters incidental to the conduct of the Meeting, the persons named as proxies will vote the proxies in their discretion.

VII.	LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganization and the issuance of shares of the New Fund will be passed upon by Kilpatrick, Townsend & Stockton LLP.

VIII.	EXPERTS

The financial statements of the Existing Fund incorporated into this Combined Proxy Statement and Prospectus by reference from the Existing Fund’s Annual Report on Form N-CSR for the fiscal year ended July 31, 2016 have been audited by Ernst & Young LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference. Such financial statements have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Because the New Fund will not be in operation until after the Reorganization, there are currently no financial statements for the New Fund.

IX.	INFORMATION FILED WITH THE SEC

Documents that relate to the Existing Fund are available, without charge, by writing to Frost Funds, P.O. Box 219009, Kansas City, Missouri 64121-9009 (Express Mail Address: Frost Funds, c/o DST Systems, Inc., 430 W. 7th Street, Kansas City, MO 64105) or calling toll-free 1-877-71-FROST (1-877-713-7678).

Documents that relate to the New Fund are available, without charge, by writing to Kempner Multi-Cap Deep Value Equity Fund, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, or by calling 1-800-665-9778.

The Existing Fund and the New Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and, in accordance therewith, each files reports, proxy materials, and other information relating to the Existing Fund and the New Fund, respectively, with the SEC. Reports, proxy and information statements, and other information filed by the Existing Fund and the New Fund can be obtained by calling or writing the funds and can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F Street, N.E., Washington DC 20549, or from the SEC’s website at www.sec.gov. Information on the operation of the SEC’s Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You can also request copies of these materials, upon payment at the prescribed rates of the duplicating fee, by electronic request to the SEC’s e-mail address (publicinfo@sec.gov) or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549-1520.

PROXY	PROXY

THE ADVISORS’ INNER CIRCLE FUND II
One Freedom Valley Drive
Oaks, Pennsylvania 19456

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

EASY VOTING OPTIONS:

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PROXY | **THE ADVISORS' INNER CIRCLE FUND II** | **PROXY**

FROST KEMPNER MULTI-CAP DEEP VALUE EQUITY FUND
PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS TO BE HELD APRIL 25, 2017

The undersigned, revoking previous proxies, hereby appoint(s) Bo J. Howell and Frank L. Newbauer, and each of them, as Proxies with power of substitution and hereby authorizes each of them to represent and to vote as specified below all shares of beneficial interest of the Frost Kempner Multi-Cap Deep Value Equity Fund (the "Fund"), a series of The Advisors' Inner Circle Fund II (the "Trust"), which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held at 10:30 a.m., Eastern time, on April 25, 2017 at the offices of Ultimus Fund Solutions, LLC, located at 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246, and at any adjournment(s) or postponements thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES. This proxy card will be voted as instructed. If no instructions are given, the proxy card will be voted "FOR" the Proposal. The Proxies are authorized to vote, in their discretion, upon all matters incidental to the conduct of the Special Meeting and any other matters as may properly come before the Special Meeting or any adjournments thereof.

Receipt of the Notice of Meeting of Shareholders and the Proxy Statement/ Prospectus, each dated March 27, 2017, is hereby acknowledged.

VOTE VIA THE INTERNET: www.proxy-direct.com
VOTE VIA THE TELEPHONE: 1-800-337-3503

PLEASE SIGN, DATE AND MAIL THIS PROXY CARD PROMPTLY USING THE ENCLOSED ENVELOPE.

FKM_28593_020617

EVERY SHAREHOLDER'S VOTE IS IMPORTANT

Important Notice Regarding the Availability of Proxy Materials for
Frost Kempner Multi-Cap Deep Value Equity Fund
Special Meeting of Shareholders to Be Held on April 25, 2017.
The Proxy Statement and Prospectus for this meeting are available at: https://www.proxy-direct.com/ult-28593

PLEASE VOTE, SIGN, AND DATE YOUR PROXY AND RETURN TODAY

Please detach at perforation before mailing.

SPECIFY YOUR DESIRED ACTION BY A CHECK MARK IN THE APPROPRIATE SPACE. THIS PROXY WILL, WHEN PROPERLY EXECUTED, BE VOTED AS DIRECTED HEREIN. IF NO INSTRUCTIONS ARE GIVEN WHEN THE DULY EXECUTED PROXY IS RETURNED, THIS. PROXY WILL BE VOTED "FOR" THE PROPOSAL.

TO VOTE MARK BLOCKS BELOW IN BLUE OR BLACK INK AS SHOWN IN THIS EXAMPLE: ☒

A Proposal The Board of Trustees unanimously recommends a vote "FOR" for the Proposal.

B Authorized Signatures — This section must be completed for your vote to be counted.— Sign and Date Below

Date (mm/dd/yyyy) — Please print date below	Signature 1 — Please keep signature within the box	Signature 2 — Please keep signature within the box
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APPENDIX A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION dated as of January 25, 2017 (“Agreement”), is by and among (i) the Target Company, as defined below, on behalf of the Target Fund, as defined below, (ii) the Acquiring Company, as defined below, on behalf of the Acquiring Fund, as defined below, (iii) for purposes of paragraphs 5.3, 9.5, 9.6 and 11 of this Agreement only, Kempner Capital Management, Inc. (“Kempner”), and (iv) for purposes of paragraphs 5.4, 9.5, 9.7, 10.2 and 11 of this Agreement only, Frost Investment Advisors, LLC (“Frost”). Other than the Target Fund and the Acquiring Fund, no other series of either the Target Company or the Acquiring Company are parties to this Agreement.

The reorganization contemplated by this Agreement consists of the transfer of all assets attributable to each class of the Target Fund’s shares in exchange for Acquisition Shares (as defined in paragraph 1) of the corresponding class of shares of the Acquiring Fund, the Acquiring Fund’s assumption of the Obligations (as defined in paragraph 1) of the Target Fund and the distribution of the Acquisition Shares to the relevant Target Fund shareholders in liquidation of the Target Fund, all upon the terms and conditions set forth in this Agreement.

This Agreement is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a)(1)(F) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision.

The parties therefore agree as follows:

1. DEFINITIONS.

“Acquiring Fund” means the series of the Acquiring Company listed in the column entitled “Acquiring Fund” on Exhibit A.

“Acquiring Fund Prospectus” means, collectively, the prospectus(es) and statement(s) of additional information of the Acquiring Fund, as amended or supplemented from time to time.

“Acquiring Company” means the entity listed in the column entitled “Acquiring Company” on Exhibit A.

“Acquisition Shares” means the shares of the Acquiring Fund to be issued to the Target Fund in a reorganization under this Agreement.

“Closing” means the time at which the transaction contemplated by paragraph 4.1 is consummated.

“Closing Date” means the date on which the Closing occurs.

“Investments” means the Target Fund’s investments that would be shown on its schedule of investments if such a schedule were prepared as of the close of business on the Valuation Date.

“Liquidation Date” means the date on which the Target Fund liquidates and distributes the Acquisition Shares to its shareholders of record pursuant to paragraph 2.1.

“Obligations” means all of the Target Fund’s liabilities, debts, obligations and duties of any nature whatsoever, whether known or unknown, accrued, absolute, contingent or otherwise.

“Target Fund” means the series of the Target Company listed in the column entitled “Target Fund” on Exhibit A.

“Target Fund Prospectus” means, collectively, the prospectus(es) or statement(s) of additional information of the Target Fund, as amended or supplemented from time to time.

“Target Company” means the entity listed in the column entitled “Target Company” on Exhibit A.

“Valuation Date” means the business day preceding the Closing Date.

2. TRANSFER OF ASSETS OF THE TARGET FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ACQUISITION SHARES AND LIQUIDATION OF THE TARGET FUND.

2.1.	Subject to the terms and conditions herein set forth and on the basis of the representations and warranties contained herein,

(a)	The Target Fund will transfer and deliver to the Acquiring Fund all its assets, as set forth in paragraph 2.2;

(b)	The Acquiring Fund will assume all Obligations; and

(c)
The Acquiring Fund will issue and deliver to the Target Fund in exchange for the net assets attributable to each class of the Target Fund’s shares a number of Acquisition Shares of the corresponding class equal to the number of shares of such class of the Target Fund outstanding immediately prior to the consummation of the transactions contemplated hereby. Such transactions shall take place at the Closing.

2.2.
The assets of the Target Fund to be acquired by the Acquiring Fund shall consist of all assets, including, without limitation, cash, cash equivalents, securities, commodities and futures interests, dividends and interest receivable, receivables for shares sold and all other properties and assets that are owned by the Target Fund on the Closing Date, including any prepaid expenses shown as an asset on the books of the Target Fund on the Closing Date. In order to facilitate the Target Fund’s obligations under paragraph 9.5, the Target Fund may establish a reserve on the Target Fund’s books prior to the close of business on the Valuation Date (“Reserve”) in an amount sufficient in its reasonable discretion for the payment of its Service Provider Liabilities (as defined in paragraph 9.5) and, for the avoidance of doubt, such Reserve will not constitute an asset of the Target Fund for purposes of the foregoing sentence.

2.3.
As provided in paragraph 4.4, on the Liquidation Date, the Target Fund will liquidate and distribute pro rata to its shareholders of record of each class of its shares, determined as of the close of business on the Valuation Date, the Acquisition Shares of the corresponding class received by the Target Fund pursuant to paragraph 2.1. Such liquidation and distribution will be accomplished by the transfer of the Acquisition Shares then credited to the account of the Target Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Target Fund’s shareholders and representing the respective pro rata number of Acquisition Shares due such shareholders. The Acquiring Fund shall not be obligated to issue certificates representing Acquisition Shares in connection with such exchange.

2.4.
With respect to Acquisition Shares distributable pursuant to paragraph 2.3 to a Target Fund shareholder holding a certificate or certificates for shares of the Target Fund, if any, on the Valuation Date, the Target Fund will not permit such shareholder to receive Acquisition Share certificates therefor, to exchange such Acquisition Shares for shares of other investment companies, to effect an account transfer of such Acquisition Shares or to pledge or redeem such Acquisition Shares until such Target Fund shareholder has surrendered all his or her outstanding certificates for Target Fund shares or, in the event of lost certificates, posted adequate bond.

2.5.
After the Closing Date, the Target Fund shall not conduct any business except in connection with the settlement of any securities transactions effected before, but not settled by, the Closing Date and its dissolution and termination.

3. VALUATION.

3.1.
The value of the Target Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets, less the value of the Obligations assumed by the Acquiring Fund computed by Ultimus Fund Solutions, LLC as of the close of regular trading on the New York Stock Exchange on the Valuation Date using the valuation procedures established by the Target Fund’s board of trustees, which are consistent with the valuation procedures described in the most recent Target Fund Prospectus, for determining net asset value.

3.2
As soon as practicable following the close of regular trading on the New York Stock Exchange on the Valuation Date, the Target Fund will provide to the Acquiring Fund or its designated agent a schedule listing all of its assets as of the Valuation Date to be acquired by the Acquiring Fund (“Schedule of Assets”) and a schedule listing all of its Obligations as of the Valuation Date to be assumed by the Acquiring Fund (“Schedule of Obligations”).

4. CLOSING AND CLOSING DATE.

4.1.
The Closing Date shall be on such date as the Acquiring Fund and the Target Fund may agree. The Closing shall be held at the offices of the Acquiring Fund (or such other place as the parties may agree), at such time as the parties may agree. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately prior to the opening of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date unless otherwise agreed to by the parties. The Closing of the reorganization may be held in person, by facsimile, email or such other communication means as the parties may agree.

4.2.
On the Closing Date, the Target Fund’s assets, including all the Target Fund’s cash shall be delivered by the Target Fund to the Acquiring Fund’s custodian (the “Custodian”) for the account of the Acquiring Fund. All portfolio securities so delivered to be duly endorsed in proper form for transfer in such manner and condition as to constitute good delivery thereof in accordance with the custom of brokers or, in the case of portfolio securities held in the U.S. Treasury Department’s book-entry system or by the Depository Trust Company, Participants Trust Company or other third party depositories, by transfer to the account of the Custodian in accordance with Rule 17f-4, Rule 17f-5 or Rule 17f-7, as the case may be, under the Investment Company Act of 1940, as amended (the “1940 Act”), and accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. The cash shall be delivered by wire transfer to the Custodian. If the Target Fund is unable to make such delivery on the Closing Date in the manner contemplated by this paragraph for the reason that any of such securities or other assets purchased prior to the Closing Date have not yet been delivered to the Target Fund or its broker, then the Acquiring Fund shall waive the delivery requirements of this paragraph with respect to said undelivered securities or other assets if the Target Fund has, by or on the Closing Date, delivered to the Acquiring Fund or the Custodian executed copies of an agreement of assignment and escrow and due bills executed on behalf of said broker or brokers, together with such other documents as may be required by the Acquiring Fund or the Custodian, such as brokers’ confirmation slips.

4.3.
In the event that on the Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted, or (b) trading or the reporting of trading on the New York Stock Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Target Fund is impracticable, the Closing Date shall be postponed until the second business day after the day when trading shall have been fully resumed and reporting shall have been restored, or on such later date as may be mutually agreed upon by the parties.

4.4.
At the Closing, the Target Fund or its transfer agent shall deliver to the Acquiring Fund or its designated agent a list of the names and addresses of the Target Fund’s shareholders and the number of outstanding shares of each class of the Target Fund owned by the Target Fund shareholder, and indicating the number, if any, of such shares represented by an outstanding share certificate, all as of the close of business on the Valuation Date. On the Closing Date, the Acquiring Fund will provide to the Target Fund evidence satisfactory to the Target Fund that the Acquisition Shares issuable pursuant to paragraph 2.1 have been credited to the Target Fund’s account on the books of the Acquiring Fund. On the Liquidation Date, the Acquiring Fund will provide to the Target Fund evidence satisfactory to the Target Fund that such Acquisition Shares have been credited pro rata to open accounts in the names of the Target Fund’s shareholders as provided in paragraph 2.3.

4.5.
At the Closing, each party shall deliver to the other such bills of sale, instruments of assumption of liabilities, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request in connection with the transfer of assets, assumption of liabilities and liquidation contemplated by paragraph 2.

5. REPRESENTATIONS AND WARRANTIES.

5.1.
The Target Fund represents and warrants the following to the Acquiring Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)
The Target Fund is a series of the Target Company that is duly organized, validly existing and in good standing under the laws of its state of organization and a true copy of its Agreement and Declaration of Trust has been provided to the Acquiring Fund;

(b)
The Target Company is a duly registered investment company classified as a management company of the open-end type and its registration with the Securities and Exchange Commission (“SEC”) as an investment company under the 1940 Act is in full force and effect, and the Target Fund is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Target Company and the 1940 Act;

(c)
The Target Fund is not in violation in any material respect of any provision of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Target Fund is a party or by which the Target Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(d)
The Target Fund has no material contracts or other commitments (other than this Agreement) that if terminated may result in material liability to the Target Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Target Fund;

(e)
Except as has been disclosed in writing to the Acquiring Fund as provided in paragraph 15, no litigation or administrative proceeding or investigation of or before any court, arbitrator or governmental body is presently pending or, to the best of the Target Fund’s knowledge, without any special investigation or inquiry, threatened as to the Target Fund, any of its properties or assets, or any person whom the Target Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Target Fund is not a party to or subject to the provisions of any order, decree or judgment of any court, arbitrator or governmental body that materially and adversely affects, or is likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated hereby;

(f)
The statement of assets and liabilities, the statement of operations, the statement of changes in net assets, and the schedule of investments of the Target Fund, as of the last day of and for its most recently completed fiscal year, audited by the Target Fund’s independent registered public accounting firm (and, if applicable, an unaudited statement of assets and liabilities, statement of operations, statement of changes in net assets and schedule of investments for any subsequent semiannual period following the most recently completed fiscal year), copies of which have been filed with the SEC or furnished to the Acquiring Fund, fairly reflect, in all material respects, the financial condition and results of operations of the Target Fund as of such dates and for the periods then ended in accordance with generally accepted accounting principles consistently applied to the extent applicable to such report. In addition, the Target Fund has no known liabilities of a material amount, contingent or otherwise, other than those shown on the statements of assets and liabilities referred to above or those incurred in the ordinary course of its business since the last day of the Target Fund’s most recently completed fiscal year and listed on the Schedule of Obligations provided by the Target Fund to the Acquiring Fund pursuant to paragraph 3.2 on the Valuation Date;

(g)
Since the last day of the Target Fund’s most recently completed fiscal year, there has not been any material adverse change in the Target Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Target Fund of indebtedness (other than changes occurring in the ordinary course of business), except as disclosed in writing to the Acquiring Fund as provided in paragraph 15. For the purposes of this subparagraph (g), distributions of net investment income and net realized capital gains, changes in portfolio securities, changes in the market value of portfolio securities or net redemptions shall be deemed to be in the ordinary course of business;

(h)
The Target Fund has met the requirements of subchapter M of the Code for treatment as a “regulated investment company” within the meaning of Sections 851 and 852 of the Code in respect of each taxable year since the commencement of its operations, and will continue to meet such requirements at all times through the Closing Date. In addition, the Target Fund has not since its inception been liable for, and is not liable for, any material income or excise tax pursuant to Code sections 852 or 4982 and the Target Fund has no earnings and profits accumulated in any taxable year in which the provisions of subchapter M of the Code did not apply;

(i)
As of the Closing Date, all federal, state and other tax returns, dividend reporting forms and other tax-related reports of the Target Fund required by law to have been filed by such date (including any properly and timely filed extensions of time to file) shall have been timely filed, and all federal, state and other taxes shown to be due on such returns and reports or on any assessment received shall have been paid, or provisions shall have been made for the payment thereof. All such returns and reports are accurate and complete as of the time of their filing, and accurately state the amount of tax (if any) owed for the periods covered by the returns, or, in the case of information returns, the amount and character of income or other information required to be reported by the Target Fund. All of the Target Fund’s tax liabilities will have been adequately provided for on its books. To the Target Fund’s knowledge, it is not currently under audit by the Internal Revenue Service or by any state or local tax authority and no assessment has been asserted with respect to any tax returns, dividend reporting forms or reports of the Target Fund required by law to be have been filed as of the date hereof. In addition, to the Target Fund’s knowledge, it will not have had any material tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and it will not be under material audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. Any tax returns of the Target Fund for the taxable year including the Closing Date shall be the responsibility of the Acquiring Fund;

(j)
All issued and outstanding shares of the Target Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (except as set forth in the most recent Target Fund Prospectus) and will have been issued in compliance with all applicable registration or qualification requirements of federal and state securities laws. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any shares of the Target Fund are outstanding and none will be outstanding on the Closing Date;

(k)
The Target Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Target Fund Prospectus, except as disclosed in writing to the Acquiring Fund as provided in paragraph 15;

(l)
The execution, delivery and performance of this Agreement has been duly authorized by the trustees of the Target Fund, and, upon approval thereof by the requisite vote of the shareholders of the Target Fund and due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement will constitute the valid and binding obligation of the Target Fund enforceable against the Target Fund in accordance with its terms except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(m)
The Acquisition Shares to be issued to the Target Fund pursuant to paragraph 2 will not be acquired for the purpose of making any distribution thereof other than to the Target Fund’s shareholders as provided in paragraph 2.3;

(n)
The information provided by the Target Fund and its agents for use in the Registration Statement (as defined in paragraph 6.3) will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply with federal securities and other laws and regulations as applicable thereto;

(o)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by this Agreement, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act and state securities or “Blue Sky” laws (which terms used herein shall include the laws of the District of Columbia and of Puerto Rico);

(p)
On the Closing Date, the Target Fund will have good and marketable title to its assets to be transferred to the Acquiring Fund pursuant to paragraph 2.1 and will have full right, power and authority to sell, assign, transfer and deliver the Investments and any other of its assets and liabilities to be transferred to the Acquiring Fund pursuant to this Agreement. At the Closing Date, subject only to the delivery of the Investments and any such other assets and liabilities and payment therefor as contemplated by this Agreement, the Acquiring Fund will acquire good and marketable title thereto and will acquire the Investments and any such other assets and liabilities subject to no encumbrances, liens or security interests whatsoever and without any restrictions upon the transfer thereof other than restrictions as might arise under the 1933 Act, except as disclosed in writing to the Acquiring Fund as provided in paragraph 15;

(q)	The Target Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(r)
The Target Fund will endeavor to discharge all its known liabilities, debts, obligations, and duties before the Closing Date (other than debts, obligations and duties under this Agreement that do not arise until after the Closing Date, and debts, obligations and duties under investment contracts, including, without limitation, options, futures, forward contracts, and swap agreements, that do not expire until after the Closing Date);

(s)
The Target Fund Prospectus does and will, as of the Closing Date, (i) conform in all material respects to the applicable requirements of the 1933 Act and 1940 Act and the rules and regulations of the SEC thereunder, and (ii) not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(t)
The due diligence materials of the Target Fund made available to the Acquiring Fund, its board of trustees and its legal counsel in response to the letter from the Acquiring Fund to the Target Company, Kempner and Frost dated January 25, 2017 (the “Acquiring Fund Request Letter”) are true and correct in all material respects and contain no material misstatements or omissions;

(u)	The Target Fund incurred the Obligations, which are associated with the assets of the Target Fund, in the ordinary course of its business; and

(v)
Not more than 25% of the value of the Target Fund’s total assets (excluding cash, cash items, Government securities and securities of other “regulated investment companies”) is invested in the stock and securities of any one issuer, and not more than 50% of the value of the assets is invested in the stock and securities of five or fewer issuers.

5.2.
The Acquiring Fund represents and warrants the following to the Target Fund as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)
The Acquiring Fund is a series of the Acquiring Company that is duly organized, validly existing and in good standing under the laws of its state of organization and a true copy of its Agreement and Declaration of Trust has been provided to the Target Fund;

(b)
The Acquiring Company is a duly registered investment company classified as a management company of the open-end type and its registration with the SEC as an investment company under the 1940 Act is in full force and effect, and the Acquiring Fund is a separate series thereof duly designated in accordance with the applicable provisions of the organizational documents of the Acquiring Company and the 1940 Act;

(c)
The Registration Statement will, as of the Closing Date, be in full force and effect and no stop order suspending such effectiveness shall have been instituted or threatened by the SEC, and the Registration Statement will, as of the effective date thereof, the date of the Shareholders’ Meeting (as defined in paragraph 6.2), and the Closing Date, (i) conform in all material respects to the applicable requirements of the 1933 Act, 1934 Act and 1940 Act and the rules and regulations of the SEC thereunder, and (ii) not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, except with respect to information provided by the Target Fund, Kempner, Frost or their agents for use in the Registration Statement. In addition, there are no material contracts to which the Acquiring Fund is a party and that are required to be disclosed under the federal securities laws or regulations thereof that are not referred to in the Acquiring Fund Prospectus or in the registration statement of which it is a part;

(d)
The Acquiring Fund is not in violation in any material respect of any provisions of its organizational documents or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Fund is a party or by which the Acquiring Fund is bound, and the execution, delivery and performance of this Agreement will not result in any such violation;

(e)
Except as has been disclosed in writing to the Target Fund as provided in paragraph 15, no litigation or administrative proceeding or investigation of or before any court, arbitrator or governmental body is presently pending or, to the best of the Acquiring Fund’s knowledge, without any special investigation or inquiry, threatened as to the Acquiring Fund, any of its properties or assets, or any person whom the Acquiring Fund may be obligated to indemnify in connection with such litigation, proceeding or investigation, and the Acquiring Fund is not a party to or subject to the provisions of any order, decree or judgment of any court, arbitrator or governmental body that materially and adversely affects, or is likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated hereby;

(f)
The Acquiring Fund was established by the trustees of the Acquiring Company in order to effect the transactions described in this Agreement. It has not yet filed its first federal income tax return and, thus, has not yet elected to be treated as a “regulated investment company” for federal income tax purposes. However, upon filing its first income tax return at the completion of its first taxable year, the Acquiring Fund will elect to be a “regulated investment company” and until such time will take all reasonable and customary steps necessary to ensure that it qualifies for taxation as a “regulated investment company” under Sections 851 and 852 of the Code, and that the consummation of the transactions contemplated by this Agreement will not cause the Acquiring Fund to fail to qualify as a regulated investment company from and after the Closing Date;

(g)
As of the Closing Date, the Acquiring Fund shall not have been required to have filed any federal, state or other tax returns or reports. All of the Acquiring Fund’s tax liabilities, if any, will have been adequately provided for on its books. To the Acquiring Fund’s knowledge, it will not have had any tax deficiency or liability asserted against it or question with respect thereto raised by the Internal Revenue Service or by any state or local tax authority, and it will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid;

(h)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and, upon due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(i)
The Acquisition Shares to be issued and delivered to the Target Fund pursuant to the terms of this Agreement will at the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued shares in the Acquiring Fund, and will be fully paid and non-assessable (except as set forth in the Acquiring Fund Prospectus) by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof;

(j)
No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act and state securities or “Blue Sky” laws (which term as used herein shall include the laws of the District of Columbia and of Puerto Rico);

(k)
The Acquiring Fund is, and will be at the Closing Date, a new series of the Acquiring Company created within the last twelve (12) months, without assets or liabilities, formed for the sole purpose of receiving the assets, and assuming the Obligations of, the Target Fund in connection with the reorganization and will not carry on any business activities (other than such activities as are customary to the organization of a new series of a registered investment company prior to its commencement of investment operations). Accordingly, the Acquiring Fund has not prepared books of account and related records or financial statements, or issued any shares except those issued in a private placement to an affiliate of the Acquiring Fund to secure any required initial shareholder approvals. Immediately following the reorganization contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the shareholders of the Target Fund as of the Closing;

(l)	The Acquiring Fund is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A) of the Code;

(m)
The Acquiring Fund Prospectus does and will, as of the Closing Date, (i) conform in all material respects to the applicable requirements of the 1933 Act and 1940 Act and the rules and regulations of the SEC thereunder, and (ii) not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; and

(n)
The due diligence materials of the Acquiring Fund made available to the Target Fund, its board of trustees and its legal counsel in response to the letter from Morgan, Lewis & Bockius LLP to the Acquiring Company and Kempner dated October 21, 2016 (the “Target Fund Request Letter”) are true and correct in all material respects and contain no material misstatements or omissions.

5.3.	Kempner represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	Kempner is duly organized, validly existing and in good standing under the laws of its state of organization;

(b)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Kempner, and, upon due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of Kempner enforceable against Kempner in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)
The due diligence materials made available to the Target Fund, its board of trustees and its legal counsel in response to the Target Fund Request Letter are true and correct in all material respects and contain no material misstatements or omissions;

(d)
The due diligence materials made available to the Acquiring Fund, its board of trustees and its legal counsel in response to the Acquiring Fund Request Letter are true and correct in all material respects and contain no material misstatements or omissions;

(e)
The information provided by Kempner and its agents for use in the Registration Statement will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply with federal securities and other laws and regulations as applicable thereto;

(f)
The information provided by Kempner and its agents for use in the Acquiring Fund Prospectus will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply with federal securities and other laws and regulations as applicable thereto; and

(g)
Except as has been disclosed in writing to all the other parties as provided in paragraph 15, no litigation or administrative proceeding or investigation of or before any court, arbitrator or governmental body is presently pending or, to the best of Kempner’s knowledge, without any special investigation or inquiry, threatened as to Kempner, any of its properties or assets, or any person whom Kempner may be obligated to indemnify in connection with such litigation, proceeding or investigation, and Kempner is not a party to or subject to the provisions of any order, decree or judgment of any court, arbitrator or governmental body that materially and adversely affects, or is likely to materially and adversely affect, its business or its ability to fulfill its obligations under this Agreement.

5.4	Frost represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a)	Frost is duly organized, validly existing and in good standing under the laws of its state of organization;

(b)
The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of Frost, and, upon due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of Frost enforceable against Frost in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)
The due diligence materials made available to the Target Fund, its board of trustees and its legal counsel in response to the Target Fund Request Letter are true and correct in all material respects and contain no material misstatements or omissions;

(d)
The due diligence materials made available to the Acquiring Fund, its board of trustees and its legal counsel in response to the Acquiring Fund Request Letter are true and correct in all material respects and contain no material misstatements or omissions;

(e)
The information provided by Frost and its agents for use in the Registration Statement will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading, and shall comply with federal securities and other laws and regulations as applicable thereto;

(f)
Except as has been disclosed in writing to all the other parties as provided in paragraph 15, no litigation or administrative proceeding or investigation of or before any court, arbitrator or governmental body is presently pending or, to the best of Frost’s knowledge, without any special investigation or inquiry, threatened as to Frost, any of its properties or assets, or any person whom Frost may be obligated to indemnify in connection with such litigation, proceeding or investigation, and Frost is not a party to or subject to the provisions of any order, decree or judgment of any court, arbitrator or governmental body that materially and adversely affects, or is likely to materially and adversely affect, its business or its ability to fulfill its obligations under this Agreement; and

(g)	Frost has paid or will pay the Reorganization Expenses (as defined in paragraph 10.2).

6. COVENANTS OF THE TARGET FUND AND THE ACQUIRING FUND.

The Target Fund and the Acquiring Fund hereby covenants and agrees with the other as follows:

6.1.
The Target Fund will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions. The Acquiring Fund will not carry on any business activities between the date hereof and the Closing Date (other than such activities as are customary to the organization of a new registered investment company prior to its commencement of operations).

6.2.
The Target Fund will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the transactions contemplated hereby (the “Shareholders’ Meeting”), all in compliance with the Target Fund’s governing documents and the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

6.3.
In connection with the Shareholders’ Meeting, and in reliance on information provided by the Target Fund, Kempner, Frost and their agents, the Acquiring Fund will prepare a registration statement on Form N-14 (the “Registration Statement”) in connection with such meeting, to be distributed to the Target Fund’s shareholders, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act and the 1940 Act.

6.4.
Subject to the provisions of this Agreement, the Target Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

6.5.
The Acquiring Fund will use all reasonable and customary efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities or “Blue Sky” laws as it may deem appropriate in order to commence its operations on or before the Closing Date and continue its operations thereafter.

6.6.
It is the intention of the parties that the reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the parties to the reorganization shall take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or is reasonably likely to result in the failure of such reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code.

6.7.
Notwithstanding anything to the contrary in this Agreement, any reporting responsibility of the Target Fund and the Target Company, on behalf of the Target Fund, for periods ending on or prior to the Closing Date (whether due before or after the Closing Date) is and shall remain the responsibility of the Target Fund or the Target Company, as applicable, except as otherwise is mutually agreed by the parties.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND.

The obligation of the Target Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund, Kempner and Frost of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

7.1.
The Acquiring Fund shall have delivered to the Target Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Target Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Acquiring Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date, including, without limitation, assuming all Obligations in accordance with paragraph 2.1(b), issuing and delivering Acquisition Shares to the Target Fund in accordance with paragraph 2.1(c), and delivering to the Target Fund in a complete and accurate form all of the information to be provided to the Target Fund in accordance with paragraph 4.4.

7.2.
The Target Fund shall have received a favorable opinion of counsel to the Acquiring Fund (which opinion will be subject to certain qualifications), dated the Closing Date and in a form satisfactory to the Target Fund, to the following effect:

(a)
The Acquiring Company is duly organized, validly existing and in good standing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted and the Acquiring Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Acquiring Company;

(b)
This Agreement has been duly authorized, executed and delivered on behalf of the Acquiring Fund and, assuming the due authorization, execution and delivery of this Agreement by the other parties hereto, is the valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)
The Acquisition Shares to be issued for transfer to the Target Fund’s shareholders as provided by this Agreement are duly authorized and upon such transfer and delivery will be validly issued and outstanding and, assuming receipt by the Acquiring Fund of the consideration contemplated hereby, fully paid and nonassessable shares in the Acquiring Fund, and no shareholder of the Acquiring Fund has any preemptive right of subscription or purchase in respect thereof;

(d)	The execution and delivery of this Agreement did not, and the performance by the Acquiring Fund of its obligations hereunder will not, violate the Acquiring Fund’s organizational documents;

(e)
The Acquiring Company is registered with the SEC as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(f)
The Registration Statement has become effective under the 1933 Act and, to the knowledge of such counsel, no stop order suspending the effectiveness of the Registration Statement has been issued under the 1933 Act and no proceedings for that purpose have been instituted or threatened by the SEC;

(g)	Except as disclosed in writing to the Target Fund as provided in paragraph 15, such counsel knows of no material legal proceedings pending against the Acquiring Fund; and

(h)
To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by this Agreement except such as have been obtained.

7.3
The Acquiring Company, on behalf of the Acquiring Fund, shall have entered into, or adopted, as appropriate, an investment advisory agreement, a distribution plan pursuant to Rule 12b-1 under the 1940 Act (if applicable), and other agreements and plans necessary for the Acquiring Fund’s operation as a series of an open-end management investment company. Each such contract, plan, and agreement shall have been approved by the board of trustees of the Acquiring Fund and, to the extent required by law (as interpreted by SEC staff positions), by its trustees who are not “interested persons” (as that term is defined in the 1940 Act) of any party to the contract, plan or agreement, and by Kempner or its affiliate as the Acquiring Fund’s sole shareholder.

7.4
The Acquiring Company, on behalf of the Acquiring Fund, shall have entered into an expense limitation agreement with Kempner, the terms of which are consistent with those described in the Registration Statement.

8. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND.

The obligations of the Acquiring Fund to complete the transactions provided for herein shall be subject, at its election, to the performance by the Target Fund, Kempner and Frost of all the obligations to be performed by them hereunder on or before the Closing Date and, in addition thereto, to the following further conditions:

8.1.
The Target Fund shall have delivered to the Acquiring Fund a certificate executed in its name by its President or a Vice President and its Treasurer or an Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Target Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that the Target Fund has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date, including, without limitation, transferring and delivering to the Acquiring Fund all of the Target Fund’s assets in accordance with paragraph 2.1(a), and delivering to the Acquiring Fund in a complete and accurate form all of the information to be provided to the Acquiring Fund in accordance with paragraph 4.4;

8.2.
The Acquiring Fund shall have received a favorable opinion of counsel to the Target Fund (which opinion will be subject to certain qualifications), dated the Closing Date and in a form satisfactory to the Acquiring Fund, to the following effect:

(a)
The Target Company is duly organized, validly existing and in good standing under the laws of its state of organization and has power to own all of its properties and assets and to carry on its business as presently conducted, and the Target Fund is a separate series thereof duly constituted in accordance with the applicable provisions of the 1940 Act and the organizational documents of the Target Company;

(b)
This Agreement has been duly authorized, executed and delivered on behalf of the Target Fund and, assuming the due authorization, execution and delivery of this Agreement by the other parties hereto, is the valid and binding obligation of the Target Fund enforceable against the Target Fund in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles;

(c)	The execution and delivery of this Agreement did not, and the performance by the Target Fund of its obligations hereunder will not, violate the Target Fund’s organizational documents;

(d)
The Target Company is registered with the SEC as an open-end management investment company under the 1940 Act, and, to such counsel’s knowledge, its registration with the SEC is in full force and effect;

(e)	Except as disclosed in writing to the Acquiring Fund as provided in paragraph 15, such counsel knows of no material legal proceedings pending against the Target Fund; and

(f)
To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Target Fund of the transactions contemplated by this Agreement except such as have been obtained.

8.3.
The Target Fund shall have furnished to the Acquiring Fund a certificate signed by an officer of the Target Fund as to the adjusted tax basis in the hands of the Target Fund of the securities delivered to the Acquiring Fund pursuant to this Agreement, and shall have delivered a copy of the tax books and records of the Target Fund, including but not limited to information necessary for purposes of determining fund distributions or preparing any tax returns, reports and information returns required by law to be filed by the Acquiring Fund after the Closing Date.  The Target Fund will provide all necessary information to and will otherwise reasonably cooperate with the Acquiring Fund in connection with such Acquiring Fund’s: (i) preparation and filing of such returns, reports and information returns for the Acquiring Fund’s taxable year that includes the Closing Date and any prior taxable years of the Target Fund, and (ii) declaration and payment of any dividend or dividends, including pursuant to Section 855 of the Code, for purposes of making distributions in respect of the Acquiring Fund’s taxable year that includes the Closing Date and any prior taxable years of the Target Fund of an amount or amounts sufficient for the Target Fund or Acquiring Fund, as applicable, to qualify for treatment as a regulated investment company under Subchapter M of the Code and to otherwise avoid the incurrence of any fund-level taxes for any such taxable year.

9. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TARGET FUND AND THE ACQUIRING FUND.

The respective obligations of the Target Fund and the Acquiring Fund hereunder are subject to the further conditions that on or before the Closing Date:

9.1.	This Agreement and the transactions contemplated herein shall have received all necessary shareholder approvals at the Shareholders’ Meeting.

9.2.
On the Closing Date, no action, suit, or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated hereby.

9.3.
All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the SEC and of state “Blue Sky” and securities authorities) deemed, in good faith, necessary by the Target Fund or the Acquiring Fund to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except when failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Target Fund or the Acquiring Fund.

9.4.
The Target Fund and the Acquiring Fund shall have received a favorable opinion of Kilpatrick Townsend & Stockton LLP satisfactory to each of them (which opinion will be subject to certain qualifications), substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury regulations promulgated thereunder, current administrative rules and court decisions, generally for U.S. federal income tax purposes:

(a)
The transaction contemplated by this Agreement will constitute a reorganization within the meaning of Section 368(a)(1)(F) of the Code, and the Target Fund and the Acquiring Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

(b)
Under Sections 361 and 357 of the Code, the Target Fund will not recognize gain or loss upon (i) the transfer of all its assets to the Acquiring Fund solely in exchange for Acquisition Shares and the assumption by the Acquiring Fund of liabilities of the Target Fund and (ii) the distribution of the Acquisition Shares by the Target Fund to its shareholders in liquidation;

(c)
Under Section 1032 of the Code, the Acquiring Fund will not recognize gain or loss upon receipt of the assets of the Target Fund solely in exchange for the Acquisition Shares and the assumption by the Acquiring Fund of all liabilities and obligations of the Target Fund;

(d)
Under Section 362(b) of the Code, the Acquiring Fund’s tax basis in the assets of the Target Fund transferred to the Acquiring Fund will be the same as the Target Fund’s tax basis of such assets immediately prior to the transfer;

(e)
Under Section 1223(2) of the Code, the Acquiring Fund’s holding periods for the assets received from the Target Fund will include the periods during which such assets were held or treated for federal income tax purposes as being held by the Target Fund;

(f)
Under Section 354 of the Code, the Target Fund’s shareholders will not recognize gain or loss upon the exchange of all of their shares of the Target Fund for the Acquisition Shares (including fractional shares to which they may be entitled);

(g)
Under Section 358 of the Code, the aggregate tax basis of Acquisition Shares (including fractional shares to which they may be entitled) received by a shareholder of the Target Fund will be the same as the aggregate tax basis of the Target Fund’s shares exchanged therefor;

(h)
Under Section 1223(1) of the Code, a Target Fund shareholder’s holding period for the Acquisition Shares (including fractional shares to which they may be entitled) received will be determined by including the shareholder’s holding period for the Target Fund shares exchanged therefor, provided the shareholder held such Target Fund shares as capital assets on the date of the exchange;

(i)
The Acquiring Fund will succeed to and take into account the items of the Target Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Treasury regulations thereunder; and

(j)
The consummation of the transaction contemplated by this Agreement will not terminate the taxable year of the Target Fund. The part of the taxable year of the Target Fund before the Closing Date and the part of the taxable year of the Acquiring Fund after the Closing Date will constitute a single taxable year of the Acquiring Fund.

Such opinions will be based on certain factual certifications made by officers of the Target Fund and the Acquiring Fund, and will also be based on customary assumptions. The opinions are not guarantees that the tax consequences of the reorganizations will be as described above. There is no assurance that the Internal Revenue Service or a court would agree with the opinions.

9.5.
The Target Fund shall have paid, or established a Reserve for payment of, all known liabilities of the Target Fund to its service providers, including, without limitation, the Target Fund’s distributor, administrator, transfer agent, legal counsel and auditor (“Service Provider Liabilities”), and Kempner and Frost shall have paid any Service Provider Liabilities that they have agreed to bear on behalf of the Target Fund.

9.6.
Kempner shall have delivered to the Target Fund and the Acquiring Fund a certificate executed in its name by a duly authorized officer, in form and substance satisfactory to the Target Fund and the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Kempner made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that Kempner has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

9.7.
Frost shall have delivered to the Target Fund and the Acquiring Fund a certificate executed in its name by a duly authorized officer, in form and substance satisfactory to the Target Fund and the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of Frost made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and that Frost has complied with all the covenants and agreements and satisfied all of the conditions on its part to be performed or satisfied under this Agreement at or prior to the Closing Date.

9.8
At any time prior to the Closing, any of the foregoing conditions of this Agreement (except for Sections 9.1 and 9.4) may be waived jointly by the board of trustees of each of the Target Fund and the Acquiring Fund, if, in their judgment, such waiver will not have a material adverse effect on the interests of the shareholders of the Target Fund or the Acquiring Fund.

10. BROKERAGE FEES AND EXPENSES.

10.1.
The Target Fund and the Acquiring Fund represents and warrants to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2.
All costs, fees, and expenses incurred in connection with the transactions contemplated herein, whether or not consummated (the “Reorganization Expenses”) shall be borne by Frost. Reorganization Expenses shall include, without limitation (i) costs associated with obtaining any necessary order of exemption from the 1940 Act, preparing and filing Target Fund Prospectus supplements, and printing and distributing the Acquiring Fund Prospectus and the Registration Statement, (ii) legal and accounting fees of the Acquiring Fund and the Target Fund related to the reorganization, (iii) transfer agent and custodian conversion costs, (iv) transfer taxes for foreign securities, if any, (v) proxy solicitation costs, (vi) any state Blue Sky fees, (vii) expenses of holding the Shareholders’ Meeting (including any adjournments thereof), and (viii) costs of terminating the Target Fund. All such costs, fees and expenses so borne and paid by Frost shall be solely and directly related to the transactions contemplated by this Agreement and shall be paid directly by Frost to the relevant providers of services or other payees in accordance with the principles set forth in the Internal Revenue Service Rev. Rul. 73-54, 1973-1 C.B. 187. For the avoidance of doubt, neither the Target Fund nor the Acquiring Fund will bear any costs, fees, or expenses relating to the transactions contemplated herein. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a regulated investment company within the meaning of Sections 851 and 852 of the Code or would prevent the reorganization from qualifying as a tax-free reorganization under Section 368(a) of the Code.

11. INDEMNIFICATION.

11.1
Kempner and Frost agree, severally and not jointly, to indemnify and hold harmless the Target Fund and the Target Fund’s trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including the payment of reasonable legal fees and reasonable costs of investigation) to which the Target Fund or any of the Target Fund’s trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Fund, Kempner or Frost of any of its representations, warranties, covenants or agreements set forth in this Agreement. These indemnification obligations shall survive the consummation of the transactions contemplated hereunder.

11.2
Kempner and Frost agree, severally and not jointly, to indemnify and hold harmless the Acquiring Fund and the Acquiring Fund’s trustees and officers from and against any and all losses, claims, damages, liabilities or expenses (including the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Fund or any of the Acquiring Fund’s trustees or officers may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Target Fund, Kempner or Frost of any of its representations, warranties, covenants or agreements set forth in this Agreement. These indemnification obligations shall survive the consummation of the transactions contemplated hereunder.

12. ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES.

12.1.
Except with respect to the Non-Disclosure Agreement between the Target Company and the Acquiring Company dated October 26, 2016, the Target Fund and the Acquiring Fund agree that neither party has made any representation, warranty, or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

12.2.
The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

13. TERMINATION.

13.1.
This Agreement may be terminated by the mutual agreement of the Target Fund and the Acquiring Fund. In addition, either the Target Fund or the Acquiring Fund may at its option terminate this Agreement at or prior to the Closing Date because:

(a)	of a material breach by the other of any representation, warranty, covenant or agreement contained herein to be performed by the other party at or prior to the Closing Date;

(b)	of a material breach by Kempner or Frost of any representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

(c)	a condition herein expressed to be precedent to the obligations of the terminating party has not been met and it reasonably appears that it will not or cannot be met; or

(d)
any governmental authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement or the consummation of any of the transactions contemplated herein and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this paragraph 13.1(d) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

13.2
If the transactions contemplated by this Agreement have not been substantially completed by the first anniversary of this Agreement, this Agreement shall automatically terminate on that date unless a later date is agreed to in writing by both the Target Fund and the Acquiring Fund.

13.3.
If for any reason any transaction contemplated by this Agreement is not consummated, no party shall be liable to any other party for any damages resulting therefrom, including without limitation indirect or consequential damages, absent willful default or fraud.

14. AMENDMENTS.

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Target Fund and the Acquiring Fund; provided, however, that no amendment that under applicable law requires approval by shareholders of the Target Fund or the Acquiring Fund, as applicable, shall be effective without such approval having been obtained.

15. NOTICES.

Any notice, report, or demand required or permitted by any provision of this Agreement shall be in writing and shall be deemed to have been given if delivered or mailed, first class postage prepaid, addressed to the following addresses:

To the Target Company:
The Advisors’ Inner Circle Fund II
c/o SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
Attention: Legal Department

With a copy (which shall not constitute notice) to:

Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, Pennsylvania 19103
Attention: Sean Graber

To the Acquiring Company:
Ultimus Managers Trust
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246
Attention: President

With a copy (which shall not constitute notice) to:

Kilpatrick Townsend & Stockton, LLP
4208 Six Forks Road, Suite 1400
Raleigh, North Carolina 27609
Attention: Thomas W. Steed III, Esquire

To Kempner:
Kempner Capital Management, Inc.
2201 Market Street, 12th Floor
Galveston, Texas 77550
Attention: President

To Frost:
Frost Investment Advisors, LLC
100 West Houston Street, 15th Floor
San Antonio, Texas 78205
Attention: Tom Stringfellow

16. HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; NON- RECOURSE.

16.1.
The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. If any provision or portion of this Agreement shall be determined to be invalid or unenforceable for any reason, the remaining provisions and portions of this Agreement shall be unaffected thereby and shall remain in full force and effect to the fullest extent permitted by law.

16.2.
This Agreement may be executed in any number of counterparts, each of which shall be deemed an original. A facsimile or electronic (e.g., PDF) signature of an authorized officer of a party hereto on this Agreement and/or any transfer document shall have the same effect as if executed in the original by such officer.

16.3.
This Agreement shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

16.4.
This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

16.5.
A copy of the Declaration of Trust of the Target Company is on file with the Secretary of The Commonwealth of Massachusetts, and notice is hereby given that no trustee, officer, agent or employee of the Target Company shall have any personal liability under this Agreement, and that insofar as it relates to the Target Fund, this Agreement is binding only upon the assets and properties of the Target Fund.

16.6
Notice is hereby given that this Agreement is executed and delivered by the Acquiring Company’s trustees and/or officers solely in their capacities as trustees or officers, and not individually, and that the Acquiring Company’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series of the Acquiring Company other than the Acquiring Fund but are only binding on and enforceable against the property attributable to and held for the benefit of the Acquiring Fund (“Acquiring Fund’s Property”) and not the property attributable to and held for the benefit of any other series of the Acquiring Company. Any party hereunder, in asserting any rights or claims under this Agreement on its behalf, shall look only to the Acquiring Fund’s Property in settlement of those rights or claims and not to the property of any other series of the Acquiring Company or to its trustees, officers, or shareholders.

16.7
Any public announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as the parties mutually shall agree, provided that nothing herein shall prevent either party from making such public announcements as may be required by applicable law, as determined by the disclosing party on the advice of counsel, in which case the party issuing such statement or communication shall advise the other party prior to such issuance.

THE REST OF THIS PAGE IS INTENTIONALLY BLANK.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as set forth below.

THE ADVISORS’ INNER CIRCLE FUND II
On behalf of the Target Fund thereof identified on Exhibit A
Attested by:

Name:	By:
Name:
Title:

ULTIMUS MANAGERS TRUST
On behalf of the Acquiring Fund thereof identified on Exhibit A
Attested by:

Name: Bo James Howell	By:
	Name:	David R. Carson
	Title:	President

KEMPNER CAPITAL MANAGEMENT, INC.
Solely for purposes of Paragraphs 5.3, 9.5, 9.6 and 11 of the Agreement

Attested by:

Name:	By:
Name:
Title:

FROST INVESTMENT ADVISORS, LLC
Solely for purposes of Paragraphs 5.4, 9.5, 9.7, 10.2 and 11 of the Agreement

Attested by:

Name:	By:
Name:
Title:

EXHIBIT A

Target Company	Target Fund	Acquiring Company	Acquiring Fund
The Advisors’ Inner Circle Fund II	Frost Kempner Multi-Cap Deep Value Equity Fund	Ultimus Managers Trust	Kempner Multi-Cap Deep Value Equity Fund

Share Class Mapping
Target Fund Share Class	Acquiring Fund Share Class
Institutional Class Shares	Institutional Class Shares
Investor Class Shares	Investor Class Shares

APPENDIX B

COMPARISON OF FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES

Set forth below is a discussion of the fundamental and non-fundamental investment policies of the Existing Fund and the New Fund. For purposes of this discussion, a “fundamental” investment policy is one that may not be changed with respect to a fund without approval by the holders of a majority of the outstanding shares of that fund, as that term is defined in the 1940 Act. The New Fund has adopted the Existing Fund’s fundamental investment policies, but has not adopted the Existing Fund’s non-fundamental investment policies.

FUNDAMENTAL INVESTMENT POLICIES
EXISTING FUND	NEW FUND
Diversification
The Existing Fund may not purchase securities of an issuer that would cause the Fund to fail to satisfy the diversification requirement for a diversified management company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
Identical
Borrowing and Senior Securities
The Existing Fund may not borrow money or issue senior securities (as defined under the 1940 Act), except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
Identical
Underwriting Activities
The Existing Fund may not underwrite securities issued by other persons, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
Identical
Purchases and Sales of Commodities and Real Estate
The Existing Fund may not purchase or sell commodities or real estate, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
Identical
Loans
The Existing Fund may not make loans, except to the extent permitted under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules, or regulations may be amended or interpreted from time to time.
Identical
Concentration
The Existing Fund may not concentrate investments in a particular industry or group of industries, as concentration is defined under the 1940 Act, the rules and regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.
Identical

NON-FUNDAMENTAL INVESTMENT POLICIES
EXISTING FUND	NEW FUND
The Existing Fund may not purchase securities of any issuer (except securities of other investment companies, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer; or acquire more than 10% of the outstanding voting securities of any one issuer. This restriction applies to 75% of the Fund’s total assets.
This policy is covered by regulatory requirements under the 1940 Act.
The Existing Fund may not Purchase any securities which would cause 25% or more of the net assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be classified according to their services, for example, gas distribution, gas transmission, electric and telephone will each be considered a separate industry; and (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry.
This policy is covered by the fundamental Concentration Policy.
The Existing Fund may not borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that investment strategies that either obligate the Fund to purchase securities or require the Fund to cover a position by segregating assets or entering into an offsetting position shall not be subject to this limitation. Asset coverage of at least 300% (including the amount borrowed) is required for all borrowing, except where the Fund has borrowed money for temporary purposes in an amount not exceeding 5% of its total assets.
This policy is covered by regulatory limits under the 1940 Act.
The Existing Fund may not make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that the Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.
This policy is covered by regulatory limits under the 1940 Act.
The Existing Fund may not purchase or sell real estate, real estate limited partnership interests, physical commodities or commodities contracts except that the Fund may purchase (i) marketable securities issued by companies which own or invest in real estate (including REITs), commodities or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.
The New Fund declined to adopt this policy because it is not required under the 1940 Act or the rules and regulations thereunder.
The Existing Fund may not Invest in illiquid securities in an amount exceeding, in the aggregate, 15% of the Fund’s net assets.	This policy is covered by rules, regulations, and interpretations under the 1940 Act.

APPENDIX C
FINANCIAL HIGHLIGHTS

These financial highlights are intended to help you understand the Existing Fund’s financial performance for the past five fiscal years. Certain information reflects financial results for a single share of the Existing Fund. The total returns in the table represent the rate that an investor would have earned on an investment in the Existing Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Ernst & Young LLP, the Existing Fund’s independent registered public accounting firm, and whose report, along with the Existing Fund’s financial statements are included in the Annual Report to shareholders, which is available upon request.

For a Share Outstanding Throughout Each Year
For the Years Ended July 31,

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Kempner Multi-Cap Deep Value Equity Fund
Investor Class Shares
2016	$10.40	$0.19	$(0.53)	$(0.34)	$(0.19)	^	$(0.70)	$(0.89)	$9.17	(2.70)%	$14,880	1.03%	1.03%	2.05%	10%
2015	11.53	0.15	(0.31)	(0.16)	(0.16)		(0.81)	(0.97)	10.40	(1.56)	21,272	1.02	1.02	1.37	40
2014	10.69	0.15	1.10	1.25	(0.16)		(0.25)	(0.41)	11.53	11.90	20,942	1.02	1.02	1.35	22
2013	8.99	0.14	1.79	1.93	(0.15)		(0.08)	(0.23)	10.69	21.76	21,217	1.02	1.02	1.47	18
2012	8.90	0.15	0.09	0.24	(0.15)		—	(0.15)	8.99	2.81	24,982	1.03	1.03	1.74	24

†
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Includes a return of capital of less than $0.01 per share.
(1)	Per share data calculated using the average shares method.
Amounts designated as “—” are either $0 or have been rounded to $0.

For a Share Outstanding Throughout Each Year
For the Years Ended July 31,

	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Operations	Dividends from Net Investment Income		Distributions from Realized Gains	Total Dividends & Distributions	Net Asset Value, End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers and Fees Paid Indirectly)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate
Kempner Multi-Cap Deep Value Equity Fund
Institutional Class Shares
2016	$10.42	$0.21	$(0.54)	$(0.33)	$(0.21)	^	$(0.70)	$(0.91)	$9.18	(2.56)%	$95,846	0.78%	0.78%	2.30%	10%
2015	11.53	0.18	(0.29)	(0.11)	(0.19)		(0.81)	(1.00)	10.42	(1.16)	130,791	0.77	0.77	1.66	40
2014	10.69	0.18	1.09	1.27	(0.18)		(0.25)	(0.43)	11.53	12.14	175,593	0.77	0.77	1.60	22
2013	8.99	0.16	1.79	1.95	(0.17)		(0.08)	(0.25)	10.69	22.03	174,867	0.77	0.77	1.70	18
2012	8.90	0.17	0.10	0.27	(0.18)		—	(0.18)	8.99	3.06	154,505	0.78	0.78	1.99	24

†
Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

^	Includes a return of capital of less than $0.01 per share.
(1)	Per share data calculated using the average shares method.
Amounts designated as “—” are either $0 or have been rounded to $0.

STATEMENT OF ADDITIONAL INFORMATION

March 27, 2017
ULTIMUS MANAGERS TRUST
225 Pictoria Drive, Suite 240
Cincinnati, Ohio 45246

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Proxy Statement and Prospectus dated March 27, 2017 for the special meeting of shareholders of The Advisors’ Inner Circle Fund II (the “Trust”) with respect to Frost Kempner Multi-Cap Deep Value Equity Fund (the “Existing Fund”) to be held on April 25, 2017. At the special meeting, shareholders of the Existing Fund will be asked to consider and approve the proposed Agreement and Plan of Reorganization (the “Plan”), between the Trust and Ultimus Managers Trust (the “UMT”) on behalf of Kempner Multi-Cap Deep Value Equity Fund (the “New Fund”). Copies of the Combined Proxy Statement and Prospectus may be obtained at no charge by calling 1-800-665-9778. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Combined Proxy Statement and Prospectus.

Further information about the Existing Fund is contained in and incorporated by reference to the Prospectus and Statement of Additional Information for the Trust dated November 28, 2016. The audited financial statements and related independent registered public accountants’ report for the Trust contained in the Annual Report to Shareholders for the fiscal year ending July 31, 2016 are incorporated herein by reference.

Further information about the New Fund is contained in and incorporated by reference to a preliminary Prospectus and Statement of Additional Information (“SAI”) dated March 27, 2017, which was filed with the SEC on March 27, 2017. Copies are available upon request and without charge by calling 1-800-665-9778. The New Fund has not yet commenced operations and, therefore, has not produced shareholder reports.

Table of Contents

PRO FORMA FINANCIAL INFORMATION	80
INDEMNIFICATION	82
EXHIBITS	82
UNDERTAKINGS	93

PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated. These pro forma numbers have been estimated in good faith based on information regarding the Existing Fund as of July 31, 2016, using the fees and expenses information based on the fiscal year ended July 31, 2016 for the Existing Fund. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Existing Fund, which are available in their Annual and Semi-Annual Shareholder Reports. The Existing Fund will be reorganized into the New Fund, which is a newly organized shell fund with no assets and liabilities and will commence investment operations upon completion of the Reorganization.

Narrative Description of the Pro Forma Effects of the Reorganization

Note 1 - Reorganization
The unaudited pro forma information has been prepared to give effect to the proposed reorganization of the Existing Fund into the New Fund pursuant to the Plan as if the Reorganization had occurred on July 31, 2016.

Existing Fund	New Fund
Frost Kempner Multi-Cap Deep Value Equity Fund	Kempner Multi-Cap Deep Value Equity Fund *

*	Newly organized shell fund.

Note 2 - Basis of Pro Forma
The Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes; therefore, no gain or loss will be recognized by the New Fund or its shareholders as a direct result of the Reorganization. The Existing Fund and the New Fund are each series of a registered open-end management investment company. The Reorganization would be accomplished by the transfer of all of the assets and all of the liabilities of the applicable Existing Fund to the New Fund in exchange for shares of the New Fund and the distribution of such shares to the shareholders of the Existing Fund, in complete liquidation of the Existing Fund followed by the termination of the Existing Fund. The table below shows the shares that Existing Fund shareholders would have received had the Reorganization occurred on July 31, 2016.

Share Class	Shares of New Fund Pre-Reorganization	Shares Issued in Reorganization	Total Pro Forma Outstanding Shares Post-Reorganization
Investor Class	0*	10,443,081	10,443,081
Institutional Class	0*	1,622,537	1,622,537

*	Newly organized shell fund.

The Reorganization will be accounted for as a tax-free reorganization for federal income tax purposes. In accordance with U.S. generally accepted accounting principles (“U.S. GAAP”), for financial reporting purposes, the historical cost basis of the investments received from the Existing Fund will be carried forward to align ongoing reporting of the realized and unrealized gains and losses of the surviving fund (which will be the New Fund) with amounts distributable to shareholders for tax purposes.

Fund	Net Assets	As-of Date
Frost Kempner Multi-Cap Deep Value Equity Fund (the Existing Fund)	$110,725,562	47/31/2016
Kempner Multi-Cap Deep Value Equity Fund (the New Fund)*	$—	$—

*	Newly organized shell fund.

Note 3 - Pro Forma Expense Adjustments
No significant accounting policies will change because of the Reorganization, specifically policies regarding security valuation or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. No significant changes to any contracts of the New Fund are expected because of the Reorganization. The difference in the expense ratios between the Existing Fund and the New Fund is primarily due to to higher costs associated with UMT and the New Fund’s administrator.

Note 4 - Portfolio Repositioning
The New Fund is a newly organized shell fund with no assets other than a single seed share necessary to facilitate its formation and no liabilities that will commence investment operations upon completion of the Reorganization. Prior to the Reorganization, it is estimated that the Existing Fund will not sell any of its securities.

Note 5 - Reorganization Costs
Frost Investment Advisors, Inc. (“Frost”) and Kempner Capital Management, Inc. ( “KCM”) estimate that expenses for the Reorganization will be approximately $153,000. These costs represent management’s estimate of professional services fees, printing costs and mailing charges related to the Reorganization. Frost will pay the direct costs of the Reorganization.

Note 6 - Accounting Survivor
The Existing Fund will be the accounting survivor of the Reorganization. The surviving fund will have the portfolio managers, portfolio composition, investment objective, expense structure and investment policies and limitations of the New Fund.

Note 7 - Capital Loss Carryforwards
The tax attributes, including capital loss carryovers, of the Existing Fund move to the New Fund in the Reorganization. The ability of the New Fund to carry forward capital losses (if any) of the Existing Fund and use such losses to offset future gains will not be limited materially as a direct result of the Reorganization.

As of July 31, 2016, the Existing Fund had $1,179,091 in unused capital loss carryforwards. Under the Regulated Investment Company Modernization Act of 2010, the fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term Loss	Long-Term Loss	Total*
Kempner Multi-Cap Deep Value Equity Fund	$713,192	$465,899	$1,179,091

INDEMNIFICATION

Article VI, Section 6.4 of the Declaration of Trust of UMT, an Ohio business trust, provides that:

Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust’s request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants’ and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.

EXHIBITS

(1)	Agreement and Declaration of Trust, dated February 28, 2012, is incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(2)	Bylaws, dated February 28, 2012, is incorporated by reference to Exhibit (b) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(3)	None

(4)
Plan of Reorganization of the Kempner Equity Fund is incorporated by reference to Exhibit 4 of the Combined Prospectus and Proxy statement on Form N-1A (File No. 333-216134), filed on February 6, 2017.

(5)	Instruments Defining Rights of Security Holders are incorporated by reference to Exhibit (a) of Registrant’s initial Registration Statement on Form N-1A, filed on March 23, 2012.

(6)(a)
Investment Advisory Agreement with Fiera Capital Inc. (formerly known as Apex Capital Management, Inc.), dated June 1, 2016, for APEXcm Small/Mid Cap Growth Fund is incorporated by reference to Exhibit (d)(1) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(6)(b)
Investment Advisory Agreement with Cincinnati Asset Management, Inc., dated June 5, 2012, for CAM: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (d)(2) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(6)(c)
Investment Advisory Agreement with Lyrical Asset Management L.P., dated January 22, 2013, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (d)(iv) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(6)(d)
Investment Advisory Agreement with Barrow Street Advisors LLC, dated April 23, 2013, for Barrow Value Opportunity Fund (formerly Barrow All-Cap Core Fund) and Barrow Long/Short Opportunity Fund (formerly Barrow All-Cap Long/Short Fund) (collectively, the “Barrow Funds”) is incorporated by reference to Exhibit (d)(v) of Post-Effective Amendment No. 8 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 6, 2013.

(6)(e)
Investment Advisory Agreement with Wavelength Capital Management, LLC, dated April 23, 2013, for Wavelength Interest Rate Neutral Fund is incorporated by reference to Exhibit (d)(vi) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(6)(f)
Investment Advisory Agreement with Lyrical Asset Management LP, dated April 22, 2014, for Lyrical U.S. Hedged Value Fund (collectively with the Lyrical U.S. Value Fund, the “Lyrical Funds”) is incorporated by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(6)(g)
Investment Advisory Agreement with Edge Advisors, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund is incorporated by reference to Exhibit (d)(viii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(6)(h)
Investment Advisory Agreement with Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.), dated December 29, 2014, for Ryan Labs Core Bond Fund is incorporated by reference to Exhibit (d)(x) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(6)(i)
Investment Advisory Agreement with Waycross Partners, LLC, dated April 20, 2015, for Navian-Waycross Long/Short Equity Fund is incorporated by reference to Exhibit (d)(xi) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(6)(j)
Investment Advisory Agreement with Ryan Labs Asset Management Inc. (formerly Ryan Labs, Inc.), dated November 13, 2015, for Ryan Labs Long Credit Fund (collectively with Ryan Labs Core Bond Fund, the “Ryan Labs Funds”) is incorporated by reference to Exhibit (d)(11) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(6)(l)
Investment Advisory Agreement with Topturn Fund Advisors, LLC, dated July 21, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (d)(12) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(6)(m)(i)
Investment Advisory Agreement with Alambic Investment Management, LP, dated August 19, 2015, for Alambic Small Cap Value Plus Fund and Alambic Small Cap Growth Plus Fund (the “Alambic Funds”), is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(6)(m)(ii)
Amended Schedule A, dated October 24, 2016, to the Investment Advisory Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (d)(12)(B) of Post-Effective Amendment No. 96 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 29, 2016.

(6)(n)
Investment Advisory Agreement with Castlemaine LLC, for Castlemaine Emerging Markets Opportunity Fund, Castlemaine Event Driven Fund, Castlemaine Long/Short Fund, Castlemaine Market Neutral Fund, and Castlemaine Multi-Strategy Fund (collectively the “Castlemaine Funds”), is incorporated by reference to Exhibit (d)(14) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(6)(o)
Investment Advisory Agreement with Marshfield Associates, Inc., dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (d)(15) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

6(p)
Investment Advisory Agreement with Ladder Capital Asset Management LLC for Ladder Select Bond Fund is incorporated by reference to Exhibit (d)(16) of Post-Effective Amendment No. 85 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

6(q)
Investment Advisory Agreement with Hudson Valley Investment Advisors, Inc. for HVIA Equity Fund is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

6(r)
Investment Advisory Agreement with Stralem & Company Incorporated, dated October 10, 2016, for the Stralem Equity Fund is incorporated by reference to Exhibit (d)(18) of Post-Effective Amendment No. 90 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on October 11, 2016.

6(s)	Investment Advisory Agreement with Edgemoor Investment Advisors, Inc., will be filed by post-effective amendment to the Registrant’s Registration Statement on Form N-1A.

6(t)
Investment Advisory Agreement with Kempner Capital Management, Inc., dated April 14, 2017, for the Kempner Multi-Cap Deep Value Equity Fund is incorporated by reference to Exhibit (d)(19) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(7)(a)(i)
Distribution Agreement with Ultimus Fund Distributors, LLC, dated June 7, 2012, is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(7)(a)(ii)
Amended Schedule A to the Distribution Agreement, dated January 26, 2017, is incorporated by reference to Exhibit (e)(1)(B) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(8)	None

(9)(a)(i)
Custody Agreement with U.S. Bank, dated June 5, 2012, is incorporated by reference to Exhibit (g) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(9)(a)(ii)
Second Amendment, dated August 21, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund is incorporated by reference to Exhibit (g)(ii) of Post-Effective Amendment No. 2 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 11, 2012.

(9)(a)(iii)
Third Amendment, dated December 31, 2012, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Value Equity Fund is incorporated by reference to Exhibit (g)(iii) of Post-Effective Amendment No. 5 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 1, 2013.

(9)(a)(iv)
Fourth Amendment, dated May 28, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Barrow Funds, is incorporated by reference to Exhibit (g)(iv) of Post-Effective Amendment No. 10 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 20, 2013.

(9)(a)(v)
Fifth Amendment, dated September 11, 2013, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (g)(v) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(9)(a)(vi)
Sixth Amendment, dated May 15, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Lyrical U.S. Hedged Equity Fund, is incorporated by reference to Exhibit (g)(vi) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(9)(a)(vii)
Seventh Amendment, dated August 26, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (g)(vii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(9)(a)(viii)
Eighth Amendment, dated November 11, 2014, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Galapagos Partners Select Equity Fund and Ryan Labs Core Bond Fund, is incorporated by reference to Exhibit (g)(ix) of Post-Effective Amendment No. 31 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 22, 2014.

(9)(a)(ix)
Ninth Amendment, dated March 24, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Navian-Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (g)(x) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(9)(a)(x)
Tenth Amendment, dated April 6, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Ryan Labs Long Credit Fund, is incorporated by reference to Exhibit (g)(1)(J) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(9)(a)(xi)
Twelfth Amendment, dated August 8, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (g)(1)(K) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(9)(a)(xii)
Thirteenth Amendment, dated December 16, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Castlemaine Funds, is incorporated by reference to Exhibit (g)(1)(L) of Post-Effective Amendment No. 63 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(9)(a)(xiii)
Eleventh Amendment, dated July 9, 2015, to the Custody Agreement with U.S. Bank, dated June 5, 2012, for the Ryan Labs Funds is incorporated by reference to Exhibit (g)(1)(M) of Post-Effective Amendment No. 69 of Registrant’s Registration Statement on Form N-1A (file No. 333-180308), filed on March 29, 2016.

(9)(a)(ix)
Fourteenth Amendment to the Custody Agreement with U.S. Bank, for Ladder Select Bond Fund, is incorporated by reference to Exhibit (e)(1)(B) of Post-Effective Amendment No. 84 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 19, 2016.

(9)(a)(x)	Fifteenth Amendment to the Custody Agreement with U.S. Bank, for Meehan Fund, will be filed by post-effective amendment to Registrant’s Registration Statement on Form N-1A (file No. 333-180308).

(9)(b)(i)
Global Custody Agreement with MUFG Union Bank, N.A., dated July 21, 2015, is incorporated by reference to Exhibit (g)(2) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), for Alambic Small Cap Value Fund, filed on August 19, 2015.

(9)(b)(ii)
Amended Appendix D to the Global Custody Agreement with MUFG Union Bank, N.A., dated July 21, 2015, for the Alambic Funds, Barrow Funds, HVIA Fund, and Kempner Multi-Cap Deep Value Equity Fund , is incorporated by reference to Exhibit (g)(2)(B) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(9)(c)
Custody Agreement with Pershing, LLC, dated September 26, 2016, for Stralem Equity Fund, is incorporated by reference to Exhibit (g)(3) of Post-Effective Amendment No. 90 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on October 11, 2016.

(10)(a)
Rule 12b-1 Plan, dated June 5, 2012, is incorporated by reference to Exhibit (m) of Post-Effective Amendment No. 25 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(10)(b)
Amended Appendix A, dated January 24, 2017, is incorporated by reference to Exhibit (m)(1)(ii) of Post-Effective Amendment No. 99 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(11)	Opinion and Consent of Counsel is incorporated by reference to Exhibit 11 of the Combined Prospectus and Proxy statement on Form N-1A (File No. 333-216134), filed on February 6, 2017.

(12)	Opinion and Consent of Counsel as to tax matters filed herewith.

(13)(a)(i)(A)
Administration Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(ii) through (h)(vi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(13)(a)(i)(B)	Amended Schedule B, dated February 5, 2016, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated January 22, 2013, for the Lyrical Funds filed on March 29, 2016.

(13)(a)(ii)
Administration Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 14, 2014.

(13)(a)(iii)(A)
Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(xxxii) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(13)(a)(iii)(B)
Amended Schedule A, dated November 13, 2015, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(1)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(13)(a)(iv)
Administration Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Navian Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxviii) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(13)(a)(v)
Administration Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(1)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(13)(a)(vi)(A)
Administration Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(1)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(13)(a)(vi)(B)
Amended Schedule A, dated October 24, 2016, to the Administration Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(1)(F)(ii) of Post-Effective Amendment No. 96 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 29, 2016.

(13)(a)(vii)
Administration Agreement with Ultimus Fund Solutions, LLC, for Castlemaine Funds, is incorporated by reference to Exhibit (h)(1)(H) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(13)(a)(viii)
Administration Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(1)(J) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

13(a)(ix)
Administration Agreement with Ultimus Fund Solutions, LLC for Ladder Select Bond Fund is incorporated by reference to Exhibit (h)(1)(J) of Post-Effective Amendment No. 85 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

13(a)(x)
Administration Agreement with Ultimus Fund Solutions, LLC for HVIA Equity Fund is incorporated by reference to Exhibit (h)(1)(K) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

13(a)(xi)
Administration Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for Stralem Equity Fund is incorporated by reference to Exhibit (h)1)(L) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

13(a)(xiii)
Administration Agreement with Ultimus Fund Solutions, LLC, dated April 14, 2017, for Kempner Multi-Cap Deep Value Equity Fund is incorporated by reference to Exhibit (h)(1)(M) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(13)(b)(i)
Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is incorporated by reference to Exhibits (h)(xxiv) of Post-Effective Amendment No. 25 of Post-Effective Amendment No. 1 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on, June 29, 2012.

(13)(b)(ii)
Amended Schedule A, dated January 24, 2017, to the Compliance Consulting Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, is filed incorporated by reference to Exhibit (h)(2)(A)(ii) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(13)(c)(i)
Fund Accounting Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(xii) through (h)(xvi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(13)(c)(ii)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxiv) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(13)(c)(iii)(A)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(xxxviii) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(13)(c)(iii)(B)
Amended Schedule A, dated November 13, 2015, to the Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(3)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(13)(c)(iv)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Navian Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxix) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(13)(c)(v)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(3)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(13)(c)(vi)(A)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(3)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(13)(c)(vi)(B)
Amended Schedule A, dated October 24, 2016, to the Fund Accounting Agreement, dated August 19, 2015, with Ultimus Fund Solutions, LLC, for the Alambic Funds, is incorporated by reference to Exhibit (h)(3)(F)(ii) of Post-Effective Amendment No. 96 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 29, 2016.

(13)(c)(vii)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for the Castlemaine Funds, is incorporated by reference to Exhibit (h)(3)(H) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(13)(c)(viii)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(3)(I)(ii) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

13(c)(ix)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, for Ladder Select Bond Fund, is incorporated by reference to Exhibit (h)(3)(J) of Post-Effective Amendment No. 85 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

13(c)(x)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, for HVIA Equity Fund, is incorporated by reference to Exhibit (h)(3)(K) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

13(c)(xi)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for Stralem Equity Fund, is incorporated by reference to Exhibit (h)(3)(L) of Post-Effective Amendment No. 90 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on October 11, 2016.

13(c)(xii)
Fund Accounting Agreement with Ultimus Fund Solutions, LLC, dated April 14, 2017, for Kempner Multi-Cap Deep Value Equity Fund is incorporated by reference to Exhibit (h)(3)(M) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(13)(d)(i)
Transfer Agent and Shareholder Services Agreements, each dated separately, with Ultimus Fund Solutions, LLC, dated June 5, 2012, for APEXcm Small/Mid Cap Growth Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, the Lyrical Funds, the Barrow Funds, and Wavelength Interest Rate Neutral Fund, are incorporated by reference to Exhibits (h)(vii) through (h)(xi) of Post-Effective Amendment No. 23 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on July 11, 2014.

(13)(d)(ii)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated June 5, 2012, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxvi) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(13)(d)(iii)(A)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Funds, is incorporated by reference to Exhibit (h)(xxxiv) of Post-Effective Amendment No. 32 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2014.

(13)(d)(iii)(B)
Amended Schedule A, dated November 13, 2015, to the Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated October 20, 2014, for the Ryan Funds, is incorporated by reference to Exhibit (h)(4)(F) of Post-Effective Amendment No. 57 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on November 12, 2015.

(13)(d)(iv)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated April 20, 2015, for Navian Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xl) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(13)(d)(v)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated September 1, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(4)(G) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(13)(d)(vi)(A)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(4)(H) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(13)(d)(vi)(B)
Amended Schedule A, dated December 13, 2015, to the Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(4)(F)(ii) of Post-Effective Amendment No. 96 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 29, 2016.

(13)(d)(vii)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, for Castlemaine Funds, is incorporated by reference to Exhibit (h)(4)(B) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(13)(d)(viii)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated December 27, 2015, for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(4)(J) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

13(d)(ix)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, for Ladder Select Bond Fund, is incorporated by reference to Exhibit (h)(4)(J) of Post-Effective Amendment No. 85 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

13(d)(x)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, for HVIA Equity Fund, is incorporated by reference to Exhibit (h)(4)(K) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

13(d)(xi)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated July 28, 2016, for Stralem Equity Fund, is incorporated by reference to Exhibit (h)(4)(L) of Post-Effective Amendment No. 90 of Registrant’s Registration Statement on Form N-1A (File No. 3333-180308), filed on October 11, 2016.

13(d)(xii)
Transfer Agent and Shareholder Services Agreement with Ultimus Fund Solutions, LLC, dated April 14, 2017, for Kempner Multi-Cap Deep Value Equity Fund is incorporated by reference to Exhibit (h)(4)(M) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(13)(e)(i)	Expense Limitation Agreement with Fiera Capital Inc., for APEXcm Small/Mid Cap Growth Fund, will be filed by post-effective amendment to Registrant’s Registration Statement on Form N-1A.

(13)(e)(ii)(A)
First Amended Expense Limitation Agreement with Cincinnati Asset Management, Inc., dated April 21, 2014, for Cincinnati Asset Management Funds: Broad Market Strategic Income Fund, is incorporated by reference to Exhibit (h)(5)(B)(i) of Post-Effective Amendment No. 42 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 5, 2015.

(13)(e)(iii)
Amended and Restated Expense Limitation Agreement with Barrow Street Advisors LLC, dated January 24, 2017, for the Barrow Funds, is incorporated by reference to Exhibit (h)(5)(C) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on January 30, 2016.

(13)(e)(iv)
Expense Limitation Agreement with Wavelength Capital Management, LLC, dated July 23, 2013, for Wavelength Interest Rate Neutral Fund, is incorporated by reference to Exhibit (h)(x) of Post-Effective Amendment No. 13 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 27, 2013.

(13)(e)(v)(A)
First Amended Expense Limitation Agreement with Lyrical Asset Management LP, dated January 21, 2014, for the Lyrical Funds, is incorporated by reference to Exhibit (h)(5)(F)(i) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(13)(e)(v)(B)
Amended Schedule A, dated April 22, 2014, to the First Amended Expense Limitation Agreement with Lyrical Asset Management LP, dated January 21, 2014, for the Lyrical Funds, is by reference to Exhibit (h)(5)(F)(ii) of Post-Effective Amendment No. 60 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 16, 2015.

(13)(e)(vi)
Expense Limitation Agreement with Edge Advisors, LLC, dated July 21, 2014, for Blue Current Global Dividend Fund, is incorporated by reference to Exhibit (h)(xxvii) of Post-Effective Amendment No. 25 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 15, 2014.

(13)(e)(vii)
Amended and Restated Expense Limitation Agreement with Barrow Street Advisors LLC, dated January 24, 2017, for the Ryan Labs Funds, is incorporated by reference to Exhibit (h)(5)(C) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(13)(e)(viii)
Expense Limitation Agreement with Waycross Partners, LLC, dated April 20, 2015, for Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(xxxvii) of Post-Effective Amendment No. 38 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on April 29, 2015.

(13)(e)(ix)
Expense Limitation Agreement with Ryan Labs Asset Management Inc., dated January 24, 2017, for the Ryan Funds is incorporated by reference to Exhibit (h)(5)(G) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(13)(e)(x)
Amended Expense Limitation Agreement with Waycross Partners, LLC, dated January 24, 2017, for Navian-Waycross Long/Short Equity Fund, is incorporated by reference to Exhibit (h)(5)(H)] of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(13)(e)(xi)(A)
Expense Limitation Agreement with Topturn Fund Advisors, LLC, dated July 21, 2015, for Topturn OneEighty Fund, is incorporated by reference to Exhibit (h)(5)(L) of Post-Effective Amendment No. 46 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 27, 2015.

(13)(e)(xii)(A)
Expense Limitation Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(5)(M) of Post-Effective Amendment No. 45 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on August 19, 2015.

(13)(e)(xii)(B)
Amended Schedule A, dated October 24, 2016, to the Expense Limitation Agreement with Alambic Investment Management, LP, dated August 19, 2015, for the Alambic Funds, is incorporated by reference to Exhibit (h)(5)(J)(ii) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(13)(e)(xiii)
Expense Limitation Agreement with Castlemaine LLC, for Castlemaine Funds, is incorporated by reference to Exhibit (h)(5)(N) of Post-Effective Amendment No. 62 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

(13)(e)(xiii)
Expense Limitation Agreement with Marshfield Associates, Inc. for Marshfield Concentrated Opportunity Fund, is incorporated by reference to Exhibit (h)(5)(O) of Post-Effective Amendment No. 61 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on December 24, 2015.

13(e)(xiv)
Expense Limitation Agreement with Ladder Capital Asset Management LLC, for Ladder Select Bond Fund, is incorporated by reference to Exhibit (h)(5)(O) of Post-Effective Amendment No. 85 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

13(e)(xv)
Expense Limitation Agreement with Hudson Valley Investment Advisors, Inc., for HVIA Equity Fund, is incorporated by reference to Exhibit (h)(5)(P) of Post-Effective Amendment No. 86 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on September 20, 2016.

13(e)(xvi)
Expense Limitation Agreement with Stralem & Company Incorporated, dated October 10, 2016, for Stralem Equity Fund, is incorporated by reference to Exhibit (h)(5)(P) of Post-Effective Amendment No. 90 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on October 11, 2016.

13(e)(xvii)
Expense Limitation Agreement with Kempner Capital Management, Inc., dated April 14, 2016, for Kempner Multi-Cap Deep Value Equity Fund is incorporated by reference to Exhibit (h)(5)(R) of Post-Effective Amendment No. 99 of Registrant’s Registration Statement on Form N-1A (File No. 333-180308), filed on February 6, 2017.

(14)
Consent of Independent Registered Public Accounting Firm is incorporated by reference to Exhibit 14 of the Combined Prospectus and Proxy statement on Form N-1A (File No. 333-216134), filed on February 6, 2017.

(15)	Inapplicable

(16)(a)
Powers of Attorney, dated June 5, 2012, are incorporated by reference to Exhibit (poa) of Pre-Effective Amendment No. 2 of Registration’s Registration Statement on Form N-1A (File No. 333-180308), filed on June 8, 2012.

(16)(b)	Powers of Attorney for David M. Deptula, John J. Discepoli, and Janine L. Cohen, dated January 25, 2016, filed on March 29, 2016.

(17)	None

UNDERTAKINGS

(1)
The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)
The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933 this registration statement has been signed on behalf of the Registrant, in the City of Cincinnati and the State of Ohio, on March 27, 2017.

ULTIMUS MANAGERS TRUST

By:	/s/ David R. Carson
David R. Carson
President

Pursuant to the requirements of the Securities Act, this pre-effective amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Robert G. Dorsey	Trustee	March 27, 2017
Robert G. Dorsey

/s/ Jennifer L. Leamer	Treasurer/Controller	March 27, 2017
Jennifer L. Leamer

*	Trustee	March 27, 2017
David M. Deptula

*	Trustee	March 27, 2017
John J. Discepoli

*	Trustee	March 27, 2017
Janine L. Cohen

/s/ Bo James Howell
Bo James Howell
Attorney-in-Fact*

Exhibit Index

(12)	Opinion and Consent of Counsel as to tax matters